FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

               FRANKLIN FEDERAL TAX-FREE INCOME FUND
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/09
                           -------


Item 1. Schedule of Investments.


Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2009

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................   37

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS 95.9%
    ALABAMA 1.2%
    Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
       6/01/28 .............................................................................   $       7,000,000   $      5,956,020
    Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
       Refunding, 6.00%, 8/01/29 ...........................................................          12,000,000          9,818,520
          Series A, 6.70%, 11/01/29 ........................................................           4,000,000          3,579,120
    East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put
       9/01/18, Series B, 5.50%, 9/01/33 ...................................................          18,500,000         18,394,920
    Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
       9/01/14 .............................................................................           1,445,000          1,449,003
    Homewood GO, wts., Refunding, FSA Insured, 4.75%, 9/01/30 ..............................           9,265,000          9,143,258
    Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30 ..............           5,000,000          5,125,750
    Montgomery County Public Building Authority Revenue, wts., Facilities Project,
       MBIA Insured, 5.00%, 3/01/31 ........................................................           6,250,000          6,347,687
    Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
       Student Housing LLC, Assured Guaranty, 6.75%, 7/01/38 ...............................          10,000,000         10,921,700
    University of Alabama General Revenue, Series A,
          MBIA Insured, 5.00%, 7/01/29 .....................................................          10,000,000         10,151,500
          MBIA Insured, 5.00%, 7/01/34 .....................................................          10,500,000         10,425,555
          XLCA Insured, 5.00%, 7/01/28 .....................................................           5,000,000          5,182,800
          XLCA Insured, 5.00%, 7/01/32 .....................................................           5,500,000          5,573,425
    University of Alabama University Revenues, Hospital, Series A, MBIA Insured,
       Pre-Refunded, 5.875%, 9/01/31 .......................................................           5,000,000          5,334,500
    University of South Alabama University Revenues, Tuition, Capital Improvement,
       Refunding, AMBAC Insured, 5.00%, 12/01/36 ...........................................          11,570,000         11,103,266
                                                                                                                   ----------------
                                                                                                                        118,507,024
                                                                                                                   ----------------
    ALASKA 0.4%
    Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
          12/01/29 .........................................................................           4,000,000          4,014,560
          12/01/30 .........................................................................           3,500,000          3,490,655
    Alaska State International Airports Revenues, Series B, MBIA Insured, 5.00%, 10/01/28 ..           5,100,000          5,037,780
    Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.125%,
       1/01/34 .............................................................................           5,600,000          5,618,368
    Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center, Assured
       Guaranty, 6.00%, 9/01/32 ............................................................          20,000,000         21,550,200
                                                                                                                   ----------------
                                                                                                                         39,711,563
                                                                                                                   ----------------
    ARIZONA 3.0%
    Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
          7/01/29 ..........................................................................          14,465,000         11,138,050
          7/01/36 ..........................................................................          15,000,000         10,918,200
    Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien,
       Series A, 6.25%, 7/01/38 ............................................................          10,000,000         10,289,300
    Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project,
       Refunding, Series A, 5.00%, 7/01/16 .................................................          17,250,000         17,331,075
    Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ...          19,000,000         18,921,150
    Maricopa County PCC, PCR, El Paso Electric Co. Project, Series A, 7.25%, 2/01/40 .......          10,000,000         10,864,200
    Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
       1/01/25 .............................................................................          22,500,000         23,203,350


                     Quarterly Statement of Investments | 3

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Navajo County Pollution Control Corp. Revenue, Mandatory Put 6/01/16, Series E, 5.75%,
       6/01/34 .............................................................................   $       7,200,000   $      7,272,072
    Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, 5.00%,
       7/01/33 .............................................................................          28,000,000         28,420,840
    Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
       Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
          7/01/32 ..........................................................................           6,000,000          4,706,580
          7/01/34 ..........................................................................           5,000,000          3,848,600
          7/01/35 ..........................................................................           9,860,000          7,557,789
    Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
          FGIC Insured, 5.00%, 7/01/32 .....................................................          21,095,000         21,357,211
          Series A, 5.00%, 7/01/34 .........................................................          10,000,000         10,061,700
    Pima County IDA Lease Revenue, Pima County Arizona, 5.00%, 9/01/39 .....................          20,000,000         18,759,600
    Salt River Project Agricultural Improvement and Power District Electric System Revenue,
       Salt River Project,
          Refunding, Series A, 5.125%, 1/01/27 .............................................          35,000,000         35,971,250
          Series A, 5.00%, 1/01/38 .........................................................          10,000,000         10,006,300
          Series B, 5.00%, 1/01/25 .........................................................          17,500,000         17,878,000
    Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 .........................          10,000,000          7,648,300
    University Medical Center Corp. Hospital Revenue, 5.00%, 7/01/35 .......................           7,000,000          5,707,240
                                                                                                                   ----------------
                                                                                                                        281,860,807
                                                                                                                   ----------------
    ARKANSAS 1.1%
    Arkansas State Development Finance Authority Revenue, White River Medical Center
       Project, 5.60%, 6/01/24 .............................................................             650,000            595,387
    Fort Smith Water and Sewer Revenue, Construction, Refunding, FSA Insured, 5.00%,
       10/01/32 ............................................................................          10,000,000         10,235,500
    Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 5.00%, 6/01/31 .........           8,690,000          8,847,028
    Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
          12/01/16 .........................................................................           2,600,000          2,609,256
          11/01/20 .........................................................................          60,500,000         60,493,950
    Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity,
       St. Vincent's Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 .........................             125,000            126,699
    Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
       AMBAC Insured, 5.80%, 6/01/11 .......................................................             140,000            140,008
    University of Arkansas University Revenues,
       Construction, University of Arkansas for Medical Sciences Campus, Series B,
          MBIA Insured, 5.00%, 11/01/28 ....................................................           1,000,000          1,023,040
       Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/31 ...............           7,705,000          7,769,568
       Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ................           5,000,000          5,094,550
    University of Central Arkansas Revenue, FGIC Insured, 5.00%, 11/01/37 ..................           5,020,000          4,730,296
                                                                                                                   ----------------
                                                                                                                        101,665,282
                                                                                                                   ----------------
    CALIFORNIA 9.0%
    Alhambra COP, Clubhouse Facility Project, 11.25%, 1/01/10 ..............................             500,000            518,755
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,
          Series F, 5.00%, 4/01/31 .........................................................          20,000,000         20,054,800
          Series F1, 5.00%, 4/01/34 ........................................................          10,000,000          9,791,200


                     4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Health Facilities Financing Authority Revenue, Children's Hospital of Orange
       County, Series A, 6.50%,
          11/01/24 .........................................................................   $       5,000,000   $      5,150,050
          11/01/38 .........................................................................           8,000,000          7,873,680
    California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
       first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ...................          24,500,000         27,703,620
    California State GO,
          6.00%, 5/01/18 ...................................................................             535,000            539,564
          6.00%, 5/01/20 ...................................................................             850,000            855,950
          5.90%, 4/01/23 ...................................................................           1,200,000          1,204,152
          6.00%, 4/01/38 ...................................................................         100,000,000        103,396,000
          Pre-Refunded, 5.125%, 6/01/25 ....................................................          24,705,000         26,779,479
          Pre-Refunded, 5.25%, 4/01/27 .....................................................          17,500,000         20,379,975
          Pre-Refunded, 5.00%, 2/01/32 .....................................................          49,000,000         54,176,850
          Refunding, 5.00%, 2/01/26 ........................................................          47,000,000         46,790,850
          Various Purpose, 5.25%, 11/01/25 .................................................          16,260,000         16,449,429
          Various Purpose, 5.00%, 8/01/33 ..................................................          25,000,000         23,205,750
          Various Purpose, 5.50%, 11/01/33 .................................................           2,500,000          2,500,700
          Various Purpose, Refunding, 5.25%, 3/01/38 .......................................          20,000,000         19,034,400
    California State Public Works Board Lease Revenue,
          Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28 .....           2,740,000          2,780,607
          Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/27 ......           3,980,000          4,029,073
          Department of General Services, Buildings 8 and 9, Series A, 6.125%, 4/01/29 .....           2,000,000          2,017,920
    California Statewide CDA Revenue,
          Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37 ............................          10,000,000          8,993,900
          St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 .................           5,000,000          4,865,250
          St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ..................          10,000,000          9,421,600
    Foothill/Eastern Corridor Agency Toll Road Revenue,
          Capital Appreciation, Refunding, 5.85%, 1/15/23 ..................................          35,000,000         31,026,450
          Capital Appreciation, Refunding, zero cpn., 1/15/24 ..............................          65,000,000         21,946,600
          Refunding, 5.75%, 1/15/40 ........................................................          20,000,000         15,575,200
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
          Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ................................          13,255,000         10,767,699
          Pre-Refunded, 5.375%, 6/01/28 ....................................................          50,000,000         52,052,500
          Series A-1, Pre-Refunded, 6.25%, 6/01/33 .........................................          21,970,000         24,580,915
    Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, Pre-Refunded,
       5.00%, 8/01/27 ......................................................................           5,000,000          5,756,850
    Inland Empire Tobacco Asset Securitization Corp. Revenue,
          Series A, 5.00%, 6/01/21 .........................................................          11,320,000          9,921,074
          Series C-1, zero cpn., 6/01/36 ...................................................         100,000,000          7,075,000
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
(a)       Facilities Lease, United Air Lines Inc., Los Angeles International Airport,
             Refunding, 6.875%, 11/15/12 ...................................................           8,400,000          8,411,088
          Facilities Sublease, Delta Air Lines Inc., Los Angeles International Airport,
             Refunding, 6.35%, 11/01/25 ....................................................           7,500,000          6,103,950


                     Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles USD, GO,
          Election of 2004, Series F, FSA Insured, 5.00%, 7/01/30 ..........................   $      52,475,000   $     51,868,914
          Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26 ........................          10,250,000         10,302,993
          Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ........................          10,000,000          9,739,800
          Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 .............................          25,000,000         28,603,500
    Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 .........          10,000,000         10,030,300
    Metropolitan Water District of Southern California Waterworks Revenue, Series B-2,
       FGIC Insured, 5.00%, 10/01/27 .......................................................           9,645,000          9,991,738
(b) New Haven USD, GO, Capital Appreciation, Assured Guaranty, zero cpn.,
          8/01/31 ..........................................................................           2,055,000            456,518
          8/01/32 ..........................................................................           7,830,000          1,602,879
          8/01/33 ..........................................................................           7,660,000          1,456,779
    Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 .............           5,285,000          6,084,990
    Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29 ...........           5,585,000          5,529,262
    Sacramento County Airport System Revenue, Senior Series B, FSA Insured, 5.25%,
       7/01/33 .............................................................................          16,355,000         13,855,138
    San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%,
       8/01/34 .............................................................................          15,000,000         14,948,850
    San Francisco City and County COP, Multiple Capital Improvement Project, Series A,
       5.25%, 4/01/31 ......................................................................          10,000,000          9,746,800
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ........................          50,000,000         40,916,500
          senior lien, 5.00%, 1/01/33 ......................................................           5,000,000          3,479,700
          senior lien, ETM, zero cpn., 1/01/23 .............................................           7,000,000          3,885,350
    Santa Clara County GO, 5.00%, 8/01/34 ..................................................          25,000,000         24,999,750
                                                                                                                   ----------------
                                                                                                                        859,230,641
                                                                                                                   ----------------
    COLORADO 2.3%
    Adams County Revenue, Platte Valley Medical Center, Refunding, MBIA Insured, 5.00%,
       2/01/31 .............................................................................           6,560,000          6,038,546
    Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
          8/01/32 ..........................................................................          10,000,000         10,131,400
          8/01/36 ..........................................................................          41,235,000         41,315,821
          8/01/39 ..........................................................................          26,930,000         26,888,528
    Colorado Health Facilities Authority Revenue,
          Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36 .......................          10,000,000          9,900,600
          Valley View Hospital Assn., Refunding, 5.50%, 5/15/28 ............................           5,000,000          4,476,600
          Valley View Hospital Assn., Refunding, 5.75%, 5/15/36 ............................           7,000,000          6,200,320
    Colorado Springs Airport Revenue, Series C, zero cpn., 1/01/11 .........................           1,450,000          1,385,576
    Colorado State Board of Governors University Enterprise System Revenue, Series A,
          FGIC Insured, 5.00%, 3/01/37 .....................................................          10,000,000          9,852,400
          FSA Insured, 5.00%, 3/01/37 ......................................................          10,000,000          9,852,400
    Colorado State Higher Education Capital Construction Lease Purchase Financing Program
       COP, 5.50%, 11/01/27 ................................................................          10,000,000         10,463,400
    Colorado Water Resources and Power Development Authority Water Resources Revenue,
       Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ..........          10,000,000          9,287,300
    Denver City and County Airport Revenue, System, Refunding, Series A, XLCA Insured,
       5.00%, 11/15/25 .....................................................................           8,000,000          8,132,960
    Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
       5/15/35 .............................................................................           9,950,000          9,092,608


                     6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
       Pre-Refunded, 5.125%, 6/15/31 .......................................................   $       7,500,000   $      8,188,275
    Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and
       Improvement, Assured Guaranty, 6.25%, 12/01/30 ......................................           6,000,000          6,355,140
    Public Authority for Colorado Energy Natural Gas Purpose Revenue, 6.50%, 11/15/38 ......          20,000,000         19,512,000
    Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ................           5,500,000          5,624,190
    Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 .......................          10,000,000         10,041,000
    University of Colorado Enterprise System Revenue, Series A, 5.375%, 6/01/32 ............           3,500,000          3,667,055
    University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
       11/15/29 ............................................................................           8,500,000          7,685,190
                                                                                                                   ----------------
                                                                                                                        224,091,309
                                                                                                                   ----------------
    CONNECTICUT 0.0%(c)
    Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
       5.80%, 8/20/39 ......................................................................           2,600,000          2,765,750
                                                                                                                   ----------------
    DISTRICT OF COLUMBIA 1.9%
    District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
          2/01/24 ..........................................................................          12,120,000         12,679,702
          2/01/25 ..........................................................................           7,000,000          7,278,880
          2/01/26 ..........................................................................           9,950,000         10,266,808
    District of Columbia GO,
          Series A, FSA Insured, 5.375%, 6/01/24 ...........................................           3,580,000          3,626,826
          Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ......................................              15,000             15,244
    District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1,
       FSA Insured, 5.45%, 7/15/35 .........................................................          25,000,000         24,455,750
    District of Columbia Income Tax Secured Revenue, Series A, 5.25%, 12/01/34 .............          10,000,000         10,395,300
    District of Columbia Revenue,
          Capital Appreciation, Georgetown University, Series A, MBIA Insured, Pre-Refunded,
             zero cpn., 4/01/20 ............................................................           8,860,000          5,301,292
          Capital Appreciation, Georgetown University, Series A, MBIA Insured, Pre-Refunded,
             zero cpn., 4/01/22 ............................................................          12,870,000          6,810,161
          Capital Appreciation, Georgetown University, Series A, MBIA Insured, Pre-Refunded,
             zero cpn., 4/01/23 ............................................................          14,160,000          7,046,158
          Deed Tax, Housing Product Trust Fund, Series A, MBIA Insured, 5.00%, 6/01/32 .....           5,000,000          4,764,250
          Gains-Georgetown University, Capital Appreciation, Refunding, AMBAC Insured, zero
             cpn. to 4/01/18, 5.00% thereafter, 4/01/32 ....................................          15,370,000          8,214,497
          Georgetown University, Refunding, Series D, 5.50%, 4/01/36 .......................           5,000,000          4,965,000
          Medlantic/Helix, Series B, FSA Insured, 5.00%, 8/15/38 ...........................          20,000,000         17,595,000
    District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding,
       6.50%, 5/15/33 ......................................................................          35,000,000         28,045,850
    District of Columbia Water and Sewer Authority Public Utility Revenue, Refunding,
       Series A, 6.00%, 10/01/35 ...........................................................           8,000,000          8,593,520
    Metropolitan Washington D.C. Airports Authority Airport System Revenue,
          Refunding, Series A, 5.375%, 10/01/29 ............................................           5,000,000          4,936,050
          Refunding, Series C, 5.25%, 10/01/27 .............................................          10,745,000         10,947,543
          Series C, 5.00%, 10/01/26 ........................................................          10,235,000         10,309,101
                                                                                                                   ----------------
                                                                                                                        186,246,932
                                                                                                                   ----------------


                     Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA 7.2%
    Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc.
       Project, 7.00%, 4/01/39 .............................................................   $       6,500,000   $      6,590,155
    Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%, 8/01/37 .............          12,245,000         11,363,237
    Broward County School Board COP,
          MBIA Insured, 5.00%, 7/01/28 .....................................................          17,415,000         17,493,890
          Series A, FSA Insured, 5.25%, 7/01/24 ............................................          25,000,000         25,266,750
    Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34 ..............           8,800,000          8,843,824
    Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 .....................           5,000,000          4,321,300
    Citizens Property Insurance Corp. Revenue, Senior Secured, High Risk Account,
       Series A-1, 6.00%, 6/01/17 ..........................................................          25,000,000         25,624,000
    Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39 ..........................           7,000,000          6,792,870
    Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
       Series D,
          5.75%, 6/01/22 ...................................................................          10,000,000         10,400,700
          6.00%, 6/01/23 ...................................................................          17,500,000         20,695,500
    Florida State Mid-Bay Bridge Authority Revenue, Series A,
          AMBAC Insured, zero cpn., 10/01/23 ...............................................           4,950,000          2,152,606
          AMBAC Insured, zero cpn., 10/01/24 ...............................................           2,970,000          1,191,178
          Pre-Refunded, zero cpn., 10/01/23 ................................................              50,000             28,465
          Pre-Refunded, zero cpn., 10/01/24 ................................................              30,000             16,130
    Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 .........................          10,000,000          9,659,900
    Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%,
       10/01/38 ............................................................................           5,000,000          4,526,950
    Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18 .....           6,500,000          6,735,885
    Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 .........................          13,500,000         11,830,050
    Hillsborough County School Board COP,
          Master Lease Program, Series B, MBIA Insured, 5.00%, 7/01/27 .....................           5,000,000          5,035,000
          Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ................................           5,000,000          5,011,150
    Indian River County School Board COP, FGIC Insured, 5.00%, 7/01/27 .....................          16,485,000         16,028,201
    Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 .....          20,175,000         19,888,717
    Jacksonville Economic Development Commission Health Care Facilities Revenue,
       Mayo Clinic, 5.00%, 11/15/36 ........................................................          17,950,000         17,275,798
    Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32 ............           6,015,000          5,814,400
    Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
          10/01/23 .........................................................................           6,000,000          6,106,260
          10/01/26 .........................................................................          20,000,000         20,395,600
    Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 .....................           5,000,000          5,017,900
    Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
       CIFG Insured, 5.00%, 10/01/35 .......................................................          10,645,000         10,008,855
    Miami-Dade County Aviation Revenue, Miami International Airport,
          Hub of the Americas, Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ..........          15,000,000         12,060,000
          Refunding, Series A, 5.50%, 10/01/36 .............................................          20,000,000         19,530,000
          Refunding, Series A, Assured Guaranty, 5.25%, 10/01/33 ...........................          11,000,000          9,766,240
          Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38 ...........................          13,000,000         11,225,110
          Refunding, Series B, FSA Insured, 5.00%, 10/01/41 ................................          20,000,000         18,611,600
    Miami-Dade County Educational Facilities Authority Revenue, University of Miami,
       Series A, 5.50%, 4/01/38 ............................................................          12,500,000         12,079,625
    Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33 ..          20,000,000         20,617,000
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA
       Insured, 5.00%, 6/01/30 .............................................................          10,630,000          9,169,757


                     8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Miami-Dade County School Board COP, Assured Guaranty, 5.25%, 2/01/27 ...................   $      10,000,000   $     10,293,600
    Miami-Dade County Special Obligation Revenue,
          Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32 .............          10,000,000          9,852,700
          Series B, MBIA Insured, zero cpn., 10/01/34 ......................................           5,500,000            924,000
    Miami-Dade County Transit Sales Surtax Revenue, Refunding, FSA Insured, 5.00%,
       7/01/38 .............................................................................          18,845,000         18,449,255
    Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional
       Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 ..................................          20,000,000         18,894,000
    Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34 .............          15,000,000         15,207,000
    Orlando Tourist Development Tax Revenue, Orlando, Assured Guaranty, 5.50%,
          11/01/38 .........................................................................          18,490,000         18,573,390
          11/01/38 .........................................................................           5,000,000          5,025,850
    Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ....           7,500,000          7,908,300
    Orlando-Orange County Expressway Authority Revenue,
          Series A, FSA Insured, 5.00%, 7/01/32 ............................................          12,000,000         11,822,400
          Series B, AMBAC Insured, 5.00%, 7/01/28 ..........................................          10,630,000         10,666,886
    Palm Beach County School Board COP,
          Refunding, Series D, FSA Insured, 5.00%, 8/01/28 .................................          25,000,000         25,144,500
          Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 .............................           5,100,000          5,430,276
    Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%,
       10/01/28 ............................................................................          10,000,000         10,445,200
    Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.25%, 10/01/38 ...........          16,500,000         15,512,145
    Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 ........................................           7,000,000          7,038,780
    Port St. Lucie Utility Revenue, System, Refunding, Assured Guaranty, 5.25%, 9/01/35 ....           3,000,000          3,014,910
    South Broward Hospital District Revenue, South Broward Hospital District Obligated
       Group, Refunding,
          4.75%, 5/01/28 ...................................................................          10,000,000          8,964,100
          5.00%, 5/01/36 ...................................................................          12,500,000         11,219,750
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
       Group, 5.00%, 8/15/32 ...............................................................          31,070,000         28,745,653
    St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27 .................           5,785,000          5,624,466
    Tallahassee Energy System Revenue, Refunding, MBIA Insured, 5.00%, 10/01/37 ............          20,000,000         19,819,600
    Tampa Bay Water Utility System Revenue,
          Refunding and Improvement, Series A, National Public Financial Guarantee, 5.00%,
             10/01/28 ......................................................................           5,000,000          5,016,900
          Series B, FGIC Insured, 5.00%, 10/01/26 ..........................................           5,245,000          5,293,726
          Series B, FGIC Insured, 5.00%, 10/01/31 ..........................................          10,000,000         10,023,600
          Series B, FGIC Insured, Pre-Refunded, 5.00%, 10/01/26 ............................           4,755,000          5,187,325
                                                                                                                   ----------------
                                                                                                                        691,272,915
                                                                                                                   ----------------
    GEORGIA 4.6%
    Athens-Clarke County Unified Government Water and Sewer Revenue, 5.50%, 1/01/38 ........          14,500,000         15,148,730
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
          Refunding, Series C, FSA Insured, 5.00%, 1/01/33 .................................          19,500,000         19,392,555
          Series J, FSA Insured, 5.00%, 1/01/29 ............................................          10,000,000         10,108,000
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%,
       1/01/26 .............................................................................          18,295,000         18,852,266
    Atlanta Development Authority Revenue,
          Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 ....           6,385,000          6,187,129
          Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 ....           6,955,000          6,605,372
          Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ....           5,000,000          4,680,800
          Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 ....           5,000,000          4,623,700


                     Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Atlanta Development Authority Revenue, (continued)
          Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
             1/01/27 .......................................................................   $       5,000,000   $      5,475,150
    Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC,
       Series A, XLCA Insured, 5.00%, 9/01/30 ..............................................          10,000,000          9,511,900
    Atlanta Water and Wastewater Revenue,
          FSA Insured, 5.00%, 11/01/34 .....................................................          10,000,000          9,733,600
          Refunding, Series A, 6.25%, 11/01/34 .............................................          20,000,000         19,922,200
          Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ...............................          13,000,000         11,130,990
    Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
       MGC Real Estate Foundation II LLC Project,
          5.00%, 7/01/33 ...................................................................           5,000,000          4,564,150
          5.25%, 7/01/38 ...................................................................          10,000,000          9,194,200
    Bulloch County Development Authority Revenue, Assured Guaranty, 5.375%, 7/01/39 ........          23,075,000         23,391,589
    Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
          Series B, 5.50%, 1/01/33 .........................................................          15,000,000         15,029,100
          Series E, 7.00%, 1/01/23 .........................................................          25,000,000         28,487,750
    Clark County Hospital Authority Revenue, Athens Regional Medical Center Project,
       MBIA Insured, 5.00%, 1/01/27 ........................................................           5,000,000          5,015,100
    Clayton County Development Authority Student Housing and Activity Center Revenue,
    CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33 .................          11,125,000         10,792,362
    Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28 .......          18,000,000         17,869,320
    DeKalb County Water and Sewer Revenue, Pre-Refunded, 5.25%, 10/01/25 ...................          12,000,000         12,776,640
    DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia
       Gwinnett College Foundation LLC Project, 6.00%, 7/01/34 .............................          10,000,000         10,346,500
    Georgia State Higher Education Facilities Authority Revenue, USG Real Estate
       Foundation I LLC Project,
          5.50%, 6/15/34 ...................................................................          10,000,000          9,865,900
          6.25%, 6/15/40 ...................................................................          13,970,000         14,283,068
          Assured Guaranty, 5.625%, 6/15/38 ................................................           5,000,000          5,060,450
    Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
       5.00%, 1/01/25 ......................................................................           5,000,000          5,068,250
    Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
       Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded, 5.30%, 9/01/27 ..........          10,000,000         11,275,300
    Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ........          20,000,000         22,553,600
    Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
       Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 .................................           5,770,000          5,979,855
    Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare
       Project, 5.25%, 10/01/35 ............................................................          10,485,000          9,066,379
    Jefferson Public Building Authority Revenue, Jackson County Facilities, Series A, XLCA
       Insured, 5.00%, 3/01/32 .............................................................           6,075,000          5,969,902
    Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/28 .............           5,000,000          4,256,150
    Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
       Healthcare Systems, Refunding, Assured Guaranty, 6.50%, 8/01/38 .....................          10,000,000         10,477,800
    Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
       MBIA Insured, Pre-Refunded, 5.00%,
          7/01/25 ..........................................................................          12,160,000         13,692,890
          7/01/26 ..........................................................................          12,800,000         14,413,568


                     10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Private Colleges and Universities Authority Revenue, Emory University, Refunding,
       Series C, 5.25%, 9/01/39 ............................................................   $      21,000,000   $     21,628,530
    Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
       Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ...........................           5,000,000          4,974,400
                                                                                                                   ----------------
                                                                                                                        437,405,145
                                                                                                                   ----------------
    HAWAII 0.6%
    Hawaii State Airports System Revenue, Second Series,
          ETM, 6.90%, 7/01/12 ..............................................................             335,000            355,247
          MBIA Insured, ETM, 6.90%, 7/01/12 ................................................             245,000            259,808
    Hawaii State Department of Budget and Finance Special Purpose Revenue,
          Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39 .............................           7,500,000          7,602,075
          Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13 .....................             600,000            604,026
          Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18 .....................           2,040,000          2,028,494
          Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28 .....................           1,470,000          1,357,795
    Hawaii State GO,
          Refunding, Series BW, 6.375%, 3/01/11 ............................................              95,000            103,117
          Series BW, ETM, 6.375%, 3/01/11 ..................................................               5,000              5,448
          Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ............................           5,000,000          5,069,900
    Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
       Series A, FNMA Insured, 5.75%, 7/01/30 ..............................................             310,000            310,065
    Honolulu City and County Board of Water Supply Water System Revenue, Refunding,
       Series A, MBIA Insured, 5.00%, 7/01/36 ..............................................          20,000,000         20,138,400
    Honolulu City and County GO,
          ETM, 6.00%, 12/01/14 .............................................................             150,000            181,409
          Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ................................           5,250,000          5,318,407
    Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ........           1,160,000          1,165,765
    Honolulu City and County Wastewater System Revenue, Second Bond Resolution, Refunding,
       Junior Series, FGIC Insured, 5.00%, 7/01/23 .........................................          10,000,000         10,056,700
    Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ....................             220,000            229,108
                                                                                                                   ----------------
                                                                                                                         54,785,764
                                                                                                                   ----------------
    IDAHO 0.1%
    Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A,
       6.75%, 11/01/37 .....................................................................          12,500,000         13,056,875
    Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ....................              90,000             90,447
                                                                                                                   ----------------
                                                                                                                         13,147,322
                                                                                                                   ----------------
    ILLINOIS 5.0%
    Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36 .....................           7,765,000          7,017,153
    Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian
       Insured, 5.125%, 11/01/37 ...........................................................           5,000,000          4,077,000
    Chicago Board of Education GO, Refunding, Series C, FSA Insured, 5.25%, 12/01/23 .......          15,860,000         16,806,049
    Chicago COP, Radian Insured, 7.75%, 7/15/11 ............................................           4,500,000          4,965,480
    Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, ETM, 5.75%,
       1/01/23 .............................................................................           8,955,000         10,625,197
    Chicago Midway Airport Revenue, Refunding, Series C, NATL Insured, 5.50%, 1/01/24 ......          18,460,000         18,846,368
    Chicago Wastewater Transmission Revenue, Series A, BHAC Insured, 5.50%, 1/01/38 ........          18,000,000         19,105,020


                     Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Illinois Development Finance Authority Hospital Revenue, Adventist Health System,
       Sunbelt Obligation, Pre-Refunded,
          5.65%, 11/15/24 ..................................................................   $       6,030,000   $      6,177,132
          5.50%, 11/15/29                                                                             20,000,000         20,479,600
    Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
       MBIA Insured, 5.50%, 5/15/21 ........................................................          10,000,000         10,002,300
    Illinois Finance Authority Revenue,
          Alexian Brothers Health System, Refunding, Series A, FSA Insured, 5.50%,
             1/01/28 .......................................................................          45,000,000         45,150,300
          Columbia College, MBIA Insured, 5.00%, 12/01/32 ..................................          15,440,000         12,680,409
          Resurrection Health Care, Series B, FSA Insured, 5.25%, 5/15/29 ..................          28,650,000         23,392,152
          Rush University Medical Center, Refunding, Series B, MBIA Insured, 5.75%,
             11/01/28 ......................................................................           2,500,000          2,456,950
          Rush University Medical Center, Refunding, Series B, MBIA Insured, 5.25%,
             11/01/35 ......................................................................           3,000,000          2,484,240
          Sherman Health System, Series A, 5.50%, 8/01/37 ..................................           5,000,000          3,845,900
    Illinois Health Facilities Authority Revenue,
          Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
             8/15/25 .......................................................................           9,120,000          9,223,785
          Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
             7/01/18 .......................................................................           7,090,000          7,094,325
          Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ...           2,105,000          2,576,373
          Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ...............           2,885,000          2,859,035
          Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
             11/15/28 ......................................................................           7,500,000          6,222,675
          South Suburban Hospital, ETM, 7.00%, 2/15/18 .....................................           4,200,000          5,106,990
    Illinois Municipal Electric Agency Power Supply Revenue, Series A, FGIC Insured, 5.00%,
       2/01/35 .............................................................................          20,000,000         19,085,600
    Illinois State Finance Authority Revenue, Rush University Medical Center Obligation
       Group, Series B, 7.25%, 11/01/38 ....................................................          10,000,000         10,794,500
    Illinois State GO, FSA Insured, 5.00%, 9/01/29 .........................................          12,000,000         12,143,640
    Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
       2/01/22 .............................................................................           5,285,000          5,848,170
    Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
          Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero
             cpn. to 6/14/12, 5.50% thereafter, 6/15/20 ....................................           8,240,000          7,850,990
          Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero
             cpn. to 6/14/12, 5.55% thereafter, 6/15/21 ....................................           6,000,000          5,700,000
          Capital Appreciation, McCormick Place, Refunding, Series B, zero cpn. to
             6/14/17, 5.65% thereafter, 6/15/22 ............................................          30,000,000         22,791,300
          McCormick Place Expansion Project, 6.50%, 6/15/22 ................................               5,000              5,006
          McCormick Place Expansion Project, 6.50%, 6/15/27 ................................             555,000            557,214
          McCormick Place Expansion Project, Refunding, National Public Financial Guarantee,
             5.25%, 12/15/28 ...............................................................          39,580,000         40,256,026
          McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ........             250,000            250,385
          McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn.,
             6/15/10 .......................................................................           7,845,000          7,778,553
          McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn.,
             6/15/11 .......................................................................           9,690,000          9,478,370
          McCormick Place Expansion Project, Series A, FGIC Insured, zero cpn., 6/15/10 ....             155,000            152,094
          McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 .......          26,795,000         27,074,204
    Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
       Place Convention Center, ETM, 7.00%, 7/01/26 ........................................          12,000,000         15,783,600
    Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ....           1,000,000          1,220,330


                     12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local
       Government Program, FSA Insured, zero cpn.,
          12/01/24 .........................................................................   $       3,850,000   $      1,732,500
          12/01/26 .........................................................................           7,700,000          3,018,400
    University of Illinois University Revenues, Auxiliary Facilities System,
          AMBAC Insured, zero cpn., 4/01/10 ................................................          14,250,000         14,097,382
          Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ...............................           5,000,000          5,013,050
          Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 ...............................           3,585,000          3,643,615
          Series A, 5.75%, 4/01/38 .........................................................           7,000,000          7,370,300
          Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26 ............................           8,415,000          9,028,201
    Upper River Valley Development Authority Environmental Facilities Revenue, General
       Electric Co. Project, 5.45%, 2/01/23 ................................................           3,600,000          3,619,440
                                                                                                                   ----------------
                                                                                                                        475,487,303
                                                                                                                   ----------------
    INDIANA 1.0%
    Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health, Series A, 5.50%,
       2/01/29 .............................................................................           9,000,000          9,240,840
    Indiana Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A,
       6.75%, 3/01/39 ......................................................................           9,750,000          9,969,862
    Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
       3/01/27 .............................................................................           6,500,000          5,997,160
    Indiana Health Facility Financing Authority Hospital Revenue,
          Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/21 .....          15,590,000         15,828,371
          Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/21 ..           1,910,000          2,116,719
          Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ..............           1,200,000          1,124,160
    Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
       Refunding, 5.625%, 5/15/28 ..........................................................           1,750,000          1,310,908
    Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power
       Agency, Series B, 6.00%, 1/01/39 ....................................................           4,000,000          4,080,360
    Indiana State Development Financing Authority Environmental Revenue, Refunding, 6.25%,
       7/15/30 .............................................................................           2,000,000          1,865,360
    Indiana State Educational Facilities Authority Revenue,
          DePauw University Project, Refunding, 5.30%, 7/01/16 .............................             600,000            607,812
          Valparaiso University, Refunding, AMBAC Insured, 5.125%, 10/01/23 ................           2,015,000          2,037,951
    Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana, Refunding,
       Series B, 6.00%, 8/01/39 ............................................................          10,000,000         10,044,600
    Indiana Transportation Finance Authority Highway Revenue, Pre-Refunded, 5.375%,
       12/01/25 ............................................................................          15,000,000         15,954,150
(d) Jasper County EDR, Georgia-Pacific Corp. Project,
          5.625%, 12/01/27 .................................................................           3,500,000          2,534,910
          Refunding, 6.70%, 4/01/29 ........................................................           3,000,000          2,451,270
    Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C,
       MBIA Insured, 5.60%, 11/01/16 .......................................................           5,000,000          5,070,750
    Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
       8.00%, 1/01/14 ......................................................................              65,000             65,008
    Petersburg PCR, 5.75%, 8/01/21 .........................................................           5,000,000          5,188,750
    University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
       10/01/28 ............................................................................           2,000,000          2,157,840
                                                                                                                   ----------------
                                                                                                                         97,646,781
                                                                                                                   ----------------


                     Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    KANSAS 0.8%
    Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
          Series A, MBIA Insured, 5.30%, 6/01/31 ...........................................   $      18,000,000   $     17,998,560
          Series B, MBIA Insured, 4.85%, 6/01/31 ...........................................          19,325,000         17,970,511
    Kansas State Development Finance Authority Health Facilities Revenue, Stormont-Vail
       HealthCare Inc., Series L, MBIA Insured, 5.125%, 11/15/36 ...........................           3,750,000          3,162,188
    Kansas State Development Finance Authority Hospital Revenue,
          Adventist Health, Refunding, 5.75%, 11/15/38 .....................................           6,250,000          6,273,437
          Susan B. Allen Memorial Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ......           2,000,000          1,739,980
    Kansas State Development Finance Authority Revenue, Water Pollution Control, Revolving
          Fund, Refunding, Series II, 5.125%, 11/01/18 .....................................           3,450,000          3,616,600
          Series II, Pre-Refunded, 5.125%, 11/01/18 ........................................           1,550,000          1,700,629
    Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B,
       AMBAC Insured, 5.125%, 1/01/32 ......................................................          20,000,000         16,353,400
    Wyandotte County Kansas City Unified Government Utility System Revenue, Series A,
       BHAC Insured, 5.25%, 9/01/34 ........................................................           5,000,000          5,341,000
                                                                                                                   ----------------
                                                                                                                         74,156,305
                                                                                                                   ----------------
    KENTUCKY 1.5%
    Carroll County Environmental Facilities Revenue, AMBAC Insured, 5.75%, 2/01/26 .........          12,500,000         12,533,125
    Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
          8/15/09 ..........................................................................           4,580,000          4,578,580
          8/15/10 ..........................................................................           4,620,000          4,542,615
          8/15/13 ..........................................................................           6,825,000          6,182,426
          8/15/14 ..........................................................................           6,860,000          5,944,327
          8/15/16 ..........................................................................           7,005,000          5,527,225
          8/15/17 ..........................................................................           7,115,000          5,313,553
    Kentucky Economic Development Finance Authority Health System Revenue, Norton
       Healthcare Inc.,
          Refunding, Series B, MBIA Insured, zero cpn., 10/01/18 ...........................           8,585,000          4,756,004
          Refunding, Series C, MBIA Insured, 6.05%, 10/01/19 ...............................           7,385,000          7,285,303
          Refunding, Series C, MBIA Insured, 6.10%, 10/01/21 ...............................           6,050,000          5,792,028
          Refunding, Series C, MBIA Insured, 6.10%, 10/01/23 ...............................          11,295,000         10,672,759
          Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/19 ............................           3,695,000          4,397,900
          Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/21 ............................           2,875,000          3,427,661
          Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/23 ............................           5,650,000          6,736,100
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement,
          5.80%, 10/01/12 ..................................................................           1,000,000            939,450
          5.85%, 10/01/17 ..................................................................           5,615,000          4,709,806
    Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
       Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38 .................           4,000,000          4,107,000
    Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
       Series A, MBIA Insured, 5.00%, 9/01/32 ..............................................          10,000,000          9,851,500
    Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding,
       5.50%, 11/01/28 .....................................................................          15,000,000         15,832,200
    Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine
       University, Refunding and Improvement, Series A, 6.00%, 5/01/33 .....................           3,000,000          2,781,900
    Louisville and Jefferson County Metropolitan Government Health Facilities Revenue,
       Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37 ..          11,500,000         11,521,160


                     14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY (CONTINUED)
    Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35 ......   $       7,000,000   $      7,137,620
                                                                                                                   ----------------
                                                                                                                        144,570,242
                                                                                                                   ----------------
    LOUISIANA 2.4%
    Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
       10/01/12 ............................................................................           7,695,000          7,717,469
    Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
       Memorial Hospital Project, Refunding, Series A, Connie Lee Insured,
          6.375%, 12/01/12 .................................................................           2,690,000          2,709,637
          6.50%, 12/01/18 ..................................................................           5,530,000          5,346,349
    East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue, Series A, 6.80%,
       10/01/28 ............................................................................             765,000            766,369
    East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%,
       2/01/39 .............................................................................           6,000,000          5,999,940
    Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
       11/01/27 ............................................................................           5,655,000          5,756,055
    Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
       5.55%, 6/01/32 ......................................................................             715,000            706,427
    Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ................          12,485,000         12,583,631
    Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 ......           5,055,000          5,041,655
    Louisiana Local Government Environmental Facilities and CDA Revenue,
          Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32 .........           6,730,000          6,496,334
          Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 ..................           4,290,000          3,758,083
          MBIA Insured, 5.00%, 12/01/26 ....................................................           5,605,000          5,650,625
    Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries, 6.75%,
       7/01/39 .............................................................................          10,000,000         10,027,800
    Louisiana Public Facilities Authority Revenue,
          Cleco Power Project, Mandatory Put 12/01/11, 7.00%, 12/01/38 .....................          10,000,000         10,608,000
          Millennium Housing LLC Student Housing, CIFG Insured, 5.00%, 11/01/30 ............          10,000,000          7,722,300
          Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 ......................          10,260,000          7,624,411
          Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 ......................          10,000,000          7,487,100
          Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23 .................          10,000,000         12,148,100
          Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded,
             5.00%, 7/01/32 ................................................................           5,000,000          5,569,750
    Louisiana State Gas and Fuels Tax Revenue, Series A,
          AMBAC Insured, 5.00%, 6/01/27 ....................................................          19,250,000         19,308,905
          FSA Insured, 4.75%, 5/01/39 ......................................................          16,750,000         16,154,370
    New Orleans GO,
          Public Improvement, MBIA Insured, 5.00%, 10/01/33 ................................           3,545,000          3,017,894
          Radian Insured, 5.00%, 12/01/27 ..................................................           5,935,000          5,428,092
          Radian Insured, 5.125%, 12/01/33 .................................................          11,645,000         10,095,283
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding,
       6.70%, 3/01/13 ......................................................................           1,490,000          1,493,129
    Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11,
       6.00%, 10/01/38 .....................................................................           4,750,000          4,824,243
    St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue,
       Series A, AMBAC Insured, 5.00%, 7/01/36 .............................................           6,230,000          5,660,142
    St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
       6/01/37 .............................................................................          40,500,000         34,380,855
    West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15 ..........           1,350,000          1,352,241
                                                                                                                   ----------------
                                                                                                                        225,435,189
                                                                                                                   ----------------


                     Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MAINE 0.4%
    Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
       6.20%, 9/01/19 ......................................................................   $       8,000,000   $      7,551,360
    Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured Guaranty,
       5.875%, 12/01/39 ....................................................................          23,000,000         23,101,430
    Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA
       Insured, 5.00%, 7/01/32 .............................................................           6,045,000          6,059,568
                                                                                                                   ----------------
                                                                                                                         36,712,358
                                                                                                                   ----------------
    MARYLAND 0.7%
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
       9/01/32 .............................................................................           3,500,000          2,288,685
    Baltimore Project Revenue,
          Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/37 .....................           5,000,000          4,992,300
          Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37 ..........................           8,130,000          8,117,480
    Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22 ...........           5,000,000          5,483,700
    Maryland State EDC Student Housing Revenue, University of Maryland College Park
       Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ...................................          15,000,000         11,983,950
    Maryland State Health and Higher Educational Facilities Authority Revenue,
          Anne Arundel Health System, Series A, 6.75%, 7/01/39 .............................           3,000,000          3,307,380
          LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/28 ...................           3,000,000          3,021,300
          Upper Chesapeake Hospitals, Series C, 6.00%, 1/01/38 .............................           5,000,000          4,821,600
          Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 ..................          20,000,000         18,910,400
                                                                                                                   ----------------
                                                                                                                         62,926,795
                                                                                                                   ----------------
    MASSACHUSETTS 3.4%
    Massachusetts Bay Transportation Authority Revenue, Assessment,
          Refunding, Series A, 5.25%, 7/01/30 ..............................................           2,785,000          2,805,414
          Refunding, Series A, 5.25%, 7/01/34 ..............................................          27,630,000         28,744,594
          Series A, Pre-Refunded, 5.25%, 7/01/30 ...........................................          14,740,000         15,386,939
    Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior
       Series A, 5.00%, 7/01/28 ............................................................          10,000,000         10,751,000
    Massachusetts Educational Financing Authority Education Loan Revenue,
          Series H, Assured Guaranty, 6.35%, 1/01/30 .......................................          10,000,000         10,145,200
          Series I, 6.00%, 1/01/28 .........................................................          20,000,000         20,413,200
    Massachusetts State Development Finance Agency Revenue,
          Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
             5.125%, 8/01/28 ...............................................................           6,735,000          5,882,080
          Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 .........          10,000,000          9,356,400
    Massachusetts State GO,
          Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 .......................          10,000,000         10,072,000
          MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .......................................           4,100,000          4,542,021
    Massachusetts State Health and Educational Facilities Authority Revenue,
          Berklee College of Music, Refunding, Series A, 5.00%, 10/01/37 ...................          10,000,000          9,157,300
          Berkshire Health System, Series E, 6.25%, 10/01/31 ...............................           2,250,000          2,207,475
          Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 ...............           4,500,000          4,338,630
          Caregroup, Series E-1, 5.125%, 7/01/33 ...........................................           3,000,000          2,577,210
          Caregroup, Series E-1, 5.125%, 7/01/38 ...........................................           3,500,000          2,961,490
          Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ...................................          10,000,000          8,725,900
          Harvard University, Series FF, 5.00%, 7/15/22 ....................................          13,550,000         14,117,609
          Northeastern University, Series R, 5.00%, 10/01/33 ...............................           6,830,000          6,300,538


                     16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38 .....................   $      10,000,000   $     10,852,900
    Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
          5.65%, 10/01/17 ..................................................................           2,295,000          2,298,672
          5.70%, 10/01/27 ..................................................................           7,375,000          7,292,253
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
          AMBAC Insured, 4.50%, 8/15/35 ....................................................          30,000,000         27,421,800
          FSA Insured, 5.00%, 8/15/30 ......................................................          15,000,000         15,273,000
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Refunding,
          Series A, MBIA Insured, 5.00%, 1/01/37 ...........................................          52,130,000         43,690,674
          Series B, MBIA Insured, 5.125%, 1/01/37 ..........................................          21,150,000         18,026,568
          Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ......................................           5,000,000          5,000,700
    Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A,
          5.00%, 8/01/32 ...................................................................             225,000            227,736
          Pre-Refunded, 5.00%, 8/01/32 .....................................................           4,775,000          5,349,576
    Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
       MWRA Program,
          Refunding, Sub Series A, 5.75%, 8/01/29 ..........................................           5,210,000          5,271,113
          Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .......................................           1,290,000          1,302,900
    Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
       MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 .........................................          16,405,000         17,099,916
                                                                                                                   ----------------
                                                                                                                        327,592,808
                                                                                                                   ----------------
    MICHIGAN 3.8%
    Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ...............................           6,300,000          6,335,973
    Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27 ...............................           5,310,000          5,906,366
    Detroit City School District GO, School Building and Site Improvement,
          Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 .............................           2,000,000          2,260,560
          Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .............................          14,925,000         16,579,735
          Series B, FGIC Insured, 5.00%, 5/01/33 ...........................................          16,870,000         13,817,880
    Detroit Sewer Disposal System Revenue,
          second lien, Series A, MBIA Insured, 5.00%, 7/01/30 ..............................           5,470,000          4,861,080
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ...............          10,000,000         10,818,200
    Detroit Water Supply System Revenue,
          second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33 ................           5,000,000          5,488,700
          second lien, Series B, FSA Insured, 7.00%, 7/01/36 ...............................           5,000,000          5,550,450
          senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21 ...............          10,000,000         10,045,900
          senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ..............................          17,575,000         16,223,482
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ................           7,060,000          7,598,396
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ................           6,170,000          6,695,499
    Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...........           8,625,000          8,300,355
    Grand Rapids Public Schools GO, School Building and Site, FSA Insured, 4.50%, 5/01/31 ..          21,800,000         21,354,190
    Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
       5/01/30 .............................................................................           4,145,000          4,304,168
    Michigan State Building Authority Revenue,
          Facilities Program, Refunding, Series I, 5.00%, 10/15/24 .........................          31,350,000         30,856,237
          Facilities Program, Refunding, Series I, 6.25%, 10/15/38 .........................          15,000,000         15,768,750
          Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ..............................           9,475,000          8,737,276


                     Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Michigan State GO, Environmental Program, Refunding, Series A,
          6.00%, 11/01/24 ..................................................................   $       1,000,000   $      1,069,900
          5.50%, 11/01/25 ..................................................................           1,000,000          1,024,150
    Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19 ....................................          10,000,000         10,178,000
    Michigan State Hospital Finance Authority Revenue,
          Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ..          18,000,000         18,462,780
          Mid-Michigan Obligation Group, Series A, 6.00%, 6/01/29 ..........................           4,000,000          4,061,880
          Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/39 .........................           5,000,000          5,063,850
    Michigan State Strategic Fund Limited Obligation Revenue, Detroit Education, Refunding,
       5.625%, 7/01/20 .....................................................................           7,000,000          7,286,300
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
       Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .....          10,000,000          9,471,500
    Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
       11/01/30 ............................................................................          10,000,000         10,952,500
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
          Senior Series A, 5.25%, 6/01/22 ..................................................          10,000,000          8,274,100
          Senior Series A, 6.00%, 6/01/34 ..................................................          42,680,000         30,046,720
          Turbo, Series A, 6.875%, 6/01/42 .................................................          17,500,000         12,563,250
    Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
          Refunding, 8.25%, 9/01/39 ........................................................          20,000,000         22,796,200
          Series M, MBIA Insured, 5.25%, 11/15/31 ..........................................          10,000,000          8,259,400
    Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36 ...............           5,000,000          4,919,150
    West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ........................           5,000,000          5,116,600
                                                                                                                   ----------------
                                                                                                                        361,049,477
                                                                                                                   ----------------
    MINNESOTA 1.1%
    Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 .......................           9,100,000          7,253,064
    Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ......           1,500,000          1,198,665
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
          Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 .............................          32,025,000         34,064,032
          Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 .............................           5,000,000          5,156,300
          Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 .............................          19,000,000         20,195,860
    Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
          6.625%, 11/15/28 .................................................................          11,000,000         11,675,290
          6.75%, 11/15/32 ..................................................................           6,250,000          6,615,500
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..................................             510,000            495,817
    Minnetonka MFHR, Ridgepointe II Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
       10/20/33 ............................................................................          11,075,000         11,788,562
    Roseville MFHR, Rosepointe I Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
       10/20/33 ............................................................................           7,785,000          8,151,751
    University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13 .........................           1,250,000          1,460,613
                                                                                                                   ----------------
                                                                                                                        108,055,454
                                                                                                                   ----------------
    MISSISSIPPI 0.9%
    Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%,
       2/01/26 .............................................................................          36,500,000         33,107,325
    Jackson County Environmental Improvement Revenue, International Paper Co. Project,
       6.70%, 5/01/24 ......................................................................           3,500,000          3,285,695


                     18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    MISSISSIPPI (CONTINUED)
    Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
          5.875%, 4/01/22 ..................................................................   $      40,000,000   $     37,306,400
          5.90%, 5/01/22 ...................................................................           8,250,000          7,622,918
    Mississippi State GO, Refunding, 5.75%, 12/01/12 .......................................           2,000,000          2,291,240
                                                                                                                   ----------------
                                                                                                                         83,613,578
                                                                                                                   ----------------
    MISSOURI 1.2%
    Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ...............           9,095,000          9,386,222
    Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
       Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 .................................          11,500,000         11,642,485
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
          Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34 .........................          14,000,000         13,066,620
          Plum Point Project, MBIA Insured, 5.00%, 1/01/34 .................................           8,000,000          6,792,240
    Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
       10/15/28 ............................................................................           8,250,000          8,412,855
    Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       St. Luke's Health System, Series B, 5.50%, 11/15/35 .................................          15,000,000         15,326,550
    Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
          Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ................................             230,000            230,122
          Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 ............................           9,950,000         10,839,729
          Series B, AMBAC Insured, 5.25%, 6/01/21 ..........................................           7,550,000          7,696,017
    St. Louis Airport Revenue,
          Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%,
             7/01/20 .......................................................................           5,000,000          5,407,250
          Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%,
             7/01/21 .......................................................................           7,250,000          7,840,513
          Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded, 5.00%,
             7/01/27 .......................................................................          12,390,000         13,801,840
    Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
       5.40%, 5/15/28 ......................................................................           4,000,000          3,373,240
                                                                                                                   ----------------
                                                                                                                        113,815,683
                                                                                                                   ----------------
    MONTANA 0.4%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ....          30,000,000         23,267,400
    Montana Facility Finance Authority Revenue, Benefis Health System, Refunding, Assured
       Guaranty, 5.00%, 1/01/37 ............................................................          13,500,000         12,879,810
                                                                                                                   ----------------
                                                                                                                         36,147,210
                                                                                                                   ----------------
    NEBRASKA 1.5%
    Adams County School District No. 018 GO, Hastings Public Schools, FSA Insured, 5.00%,
       12/15/31 ............................................................................           5,795,000          5,901,802
    Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%,
       12/01/28 ............................................................................           5,000,000          5,196,050
    Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36 ....          24,725,000         25,144,831
    Lincoln Electric System Revenue, 5.00%, 9/01/31 ........................................           8,645,000          8,812,367
    Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health
       Services Project, Series A-1, 6.00%, 7/01/33 ........................................          12,000,000         11,500,320
    Municipal Energy Agency of Nebraska Power Supply system Revenue, Refunding, Series A,
       BHAC Insured, 5.375%, 4/01/39 .......................................................           5,000,000          5,200,150
    Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
          Refunding, AMBAC Insured, 5.00%, 2/01/35 .........................................          30,000,000         26,465,700
          Series A, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/26 ...........................          12,500,000         13,844,250
    Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36 ..           9,000,000          8,855,640


                     Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NEBRASKA (CONTINUED)
    Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2,
       Series A, AMBAC Insured, 5.00%, 2/01/30 .............................................   $     12,165,000   $     12,381,780
    University of Nebraska Revenues,
          Kearney Student Fees and Facilities, 5.00%, 7/01/30 ..............................           5,000,000          5,132,000
          Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34 ....................           5,000,000          5,176,100
          Omaha Student Facilities Project, 5.00%, 5/15/32 .................................           5,000,000          5,102,950
          University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38 .......           5,000,000          5,042,050
                                                                                                                   ----------------
                                                                                                                        143,755,990
                                                                                                                   ----------------
    NEVADA 0.9%
    Clark County Airport Revenue, sub. lien,
          Series A-2, FGIC Insured, 5.125%, 7/01/27 ........................................          10,000,000          9,970,500
          Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 .............................          20,000,000         21,663,600
    Clark County School District GO,
          Refunding, Series A, NATL Insured, 5.00%, 6/15/24 ................................          15,000,000         14,874,900
          Series C, FSA Insured, 5.00%, 6/15/21 ............................................          10,000,000         10,206,800
    Director of the State of Nevada Department of Business and Industry Revenue,
          Capital Appreciation, Las Vegas Monorail Project, AMBAC Insured, zero cpn.,
             1/01/25 .......................................................................           3,080,000            350,104
          Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/26 ....................           3,815,000            408,319
          Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/27 ....................           3,000,000            302,280
          Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/28 ....................          13,315,000          1,265,058
          Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/29 ....................           8,410,000            753,536
          Las Vegas Monorail Project, first tier, AMBAC Insured, 5.625%, 1/01/32 ...........          21,995,000          6,161,899
          Las Vegas Monorail Project, first tier, AMBAC Insured, 5.625%, 1/01/34 ...........          13,000,000          3,641,820
    Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
       12/01/17 ............................................................................          10,275,000         10,434,982
    Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
       1/15/23 .............................................................................           5,000,000          4,232,500
    Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
       7/01/24 .............................................................................           5,000,000          4,994,550
                                                                                                                   ----------------
                                                                                                                         89,260,848
                                                                                                                   ----------------
    NEW HAMPSHIRE 0.1%
    Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
       6/20/33 .............................................................................           5,363,000          5,372,332
    New Hampshire Health and Education Facilities Authority Revenue,
          Exeter Project, 6.00%, 10/01/24 ..................................................           2,000,000          2,033,560
          Exeter Project, 5.75%, 10/01/31 ..................................................           1,000,000            957,690
          The Memorial Hospital, Refunding, 5.25%, 6/01/26 .................................           1,000,000            833,670
          The Memorial Hospital, Refunding, 5.25%, 6/01/36 .................................           1,100,000            836,121
    New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
       Catholic Charities, 5.80%, 8/01/22 ..................................................           1,000,000            883,130
                                                                                                                   ----------------
                                                                                                                         10,916,503
                                                                                                                   ----------------
    NEW JERSEY 3.1%
    Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
       5.00%, 8/01/23 ......................................................................           5,000,000          5,007,300
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
          Series 1, 6.00%, 1/01/19 .........................................................           2,100,000          1,917,720
          Series 1, 6.00%, 1/01/29 .........................................................           5,000,000          4,039,100


                     20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, (continued)
          Series 2, 6.125%, 1/01/19 ........................................................   $       2,000,000   $      1,843,200
          Series 2, 6.125%, 1/01/29 ........................................................           5,000,000          4,037,400
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University
       of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ............................           5,000,000          4,676,050
    New Jersey EDA Revenue,
          Cigarette Tax, 5.75%, 6/15/29 ....................................................          20,000,000         16,843,400
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ..........          10,000,000          9,717,100
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ..........           5,000,000          4,858,950
          School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ...........           7,500,000          7,466,475
          School Facilities Construction, Series O, 5.125%, 3/01/28 ........................          20,000,000         20,441,200
          School Facilities Construction, Series U, 5.00%, 9/01/37 .........................          22,000,000         21,672,640
    New Jersey Health Care Facilities Financing Authority Revenue, State Contract Hospital
       Asset Transitions Program, Series A, 5.25%, 10/01/38 ................................          10,000,000          9,984,400
    New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
          6/15/25 ..........................................................................          20,305,000         20,710,897
          6/15/26 ..........................................................................           8,000,000          8,172,480
          6/15/27 ..........................................................................           4,000,000          4,070,600
          6/15/28 ..........................................................................           2,000,000          2,039,980
    New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
       10/01/28 ............................................................................           7,500,000          8,061,375
    New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
       Series A, 6.00%, 12/15/38 ...........................................................          60,000,000         64,391,400
    New Jersey State Turnpike Authority Turnpike Revenue,
          Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15%
             thereafter, 1/01/35 ...........................................................          10,000,000          7,106,500
          Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 .............................           7,500,000          7,656,600
          Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 .............................          13,000,000         13,266,240
          Series C, FSA Insured, 5.00%, 1/01/30 ............................................          15,845,000         16,106,759
          Series E, 5.25%, 1/01/40 .........................................................          12,500,000         12,545,375
    Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 5.75%, 6/01/32 ............          16,605,000         18,181,811
                                                                                                                   ----------------
                                                                                                                        294,814,952
                                                                                                                   ----------------
    NEW MEXICO 0.1%
    New Mexico Finance Authority Revenue, New Mexico Finance Authority, Series B, 5.50%,
       6/01/39 .............................................................................          11,000,000         10,999,890
    New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A,
       Pre-Refunded, 6.00%, 6/15/13 ........................................................           1,000,000          1,046,840
                                                                                                                   ----------------
                                                                                                                         12,046,730
                                                                                                                   ----------------
    NEW YORK 6.8%
    Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
       6.00%, 5/01/33 ......................................................................          12,500,000         13,413,500
    MTA Commuter Facilities Revenue, Series A, Pre-Refunded, 5.25%, 7/01/28 ................           5,000,000          5,445,850
    MTA Dedicated Tax Fund Revenue,
          Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .............................          12,500,000         12,958,625
          Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ............................          14,250,000         15,635,527
          Series A, MBIA Insured, ETM, 6.25%, 4/01/11 ......................................           1,280,000          1,399,168
          Series B, 5.25%, 11/15/28 ........................................................           6,000,000          6,172,380


                     Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    MTA Dedicated Tax Fund Revenue, (continued)
          Series B, 5.25%, 11/15/29 ........................................................   $       4,000,000   $      4,105,160
          Series B, 5.25%, 11/15/30 ........................................................           3,000,000          3,064,320
          Series B, 5.00%, 11/15/34 ........................................................           5,000,000          4,936,000
    MTA Revenue,
          Refunding, Series E, 5.25%, 11/15/31 .............................................          10,000,000         10,017,000
          Refunding, Series U, 5.125%, 11/15/31 ............................................          20,720,000         20,407,128
          Series A, 5.00%, 11/15/37 ........................................................          25,000,000         23,556,500
          Transportation, Series C, 6.50%, 11/15/28 ........................................          15,000,000         16,664,400
    MTA Transit Facilities Revenue, Service Contract, Series 8, Pre-Refunded, 5.375%,
       7/01/21 .............................................................................          15,000,000         17,344,950
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
       Pre-Refunded, 5.75%, 8/01/29 ........................................................          10,000,000         10,200,000
    New York City GO,
          Refunding, Series H, 6.125%, 8/01/25 .............................................               5,000              5,018
          Series D, 8.00%, 8/01/16 .........................................................               5,000              5,134
          Series D, 5.50%, 6/01/24 .........................................................          16,405,000         16,939,475
          Series D, Pre-Refunded, 5.50%, 6/01/24 ...........................................           7,535,000          8,496,391
          Series E, 6.50%, 12/01/12 ........................................................              20,000             20,324
          Series E, Sub Series E-1, 6.25%, 10/15/28 ........................................          10,000,000         11,145,600
          Series F, 5.25%, 1/15/23 .........................................................          14,415,000         14,811,557
          Series F, Pre-Refunded, 5.25%, 1/15/23 ...........................................           5,585,000          6,354,054
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
          Pre-Refunded, 5.50%, 6/15/33 .....................................................          55,000,000         57,961,750
          Refunding, Series D, 5.25%, 6/15/25 ..............................................          10,000,000         10,332,700
          Refunding, Series FF-2, 5.50%, 6/15/40 ...........................................          15,000,000         15,600,900
          Series A, 5.75%, 6/15/40 .........................................................           6,000,000          6,393,720
          Series G, FSA Insured, 5.125%, 6/15/32 ...........................................          24,215,000         24,339,223
    New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
          Series S-2, 6.00%, 7/15/38 .......................................................          20,000,000         21,117,400
          Series S-3, 5.25%, 1/15/34 .......................................................          10,170,000         10,192,171
          Series S-4, 5.50%, 1/15/34 .......................................................          12,890,000         13,204,258
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
          Refunding, Series B, 5.00%, 5/01/30 ..............................................           7,205,000          7,305,438
          Series B, Pre-Refunded, 6.00%, 11/15/29 ..........................................          10,000,000         10,538,900
          Series B, Pre-Refunded, 5.00%, 5/01/30 ...........................................             295,000            326,450
          Series C, Pre-Refunded, 5.50%, 11/01/20 ..........................................           5,000,000          5,240,100
          Series C, Pre-Refunded, 5.50%, 11/01/24 ..........................................           4,200,000          4,401,684
          Series D, 5.00%, 2/01/27 .........................................................          10,000,000         10,231,000
    New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
       Pre-Refunded, 5.40%, 1/01/19 ........................................................          15,000,000         15,450,750
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
       AMBAC Insured, 5.125%, 7/01/31 ......................................................           8,000,000          8,110,480
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%, 11/15/30 ......................................................          10,000,000          9,693,600
    New York Liberty Development Corp. Revenue,
          5.50%, 10/01/37 ..................................................................          13,000,000         12,565,800
          Goldman Sachs Headquarters, 5.25%, 10/01/35 ......................................          25,000,000         23,640,250


                     22 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
       5/15/39 .............................................................................   $      16,000,000   $     16,855,840
    New York State Dormitory Authority Revenues,
          City University System Consolidated, Third General, Refunding, Series 1, 5.25%,
             7/01/25 .......................................................................          10,000,000         10,032,800
          State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
             5/15/21 .......................................................................             670,000            670,047
          State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31 .................          23,215,000         24,510,629
          State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
             7/01/28 .......................................................................           6,570,000          6,490,569
    New York State HFA Service Contract Obligation Revenue, Refunding, Series C, 5.50%,
       9/15/22 .............................................................................          17,505,000         17,620,883
    New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
          6.10%, 11/01/15 ..................................................................           4,135,000          4,144,345
          6.125%, 11/01/20 .................................................................           3,510,000          3,513,194
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
       FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ...........................................           1,420,000          1,486,257
    New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B-1,
       5.00%, 3/15/36 ......................................................................           5,000,000          4,977,850
    Onondaga County GO,
          5.875%, 2/15/12 ..................................................................             300,000            336,576
          ETM, 5.875%, 2/15/12 .............................................................             700,000            787,591
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/29 .....           8,000,000          8,306,800
    Triborough Bridge and Tunnel Authority Revenues,
          General, Series A-2, 5.25%, 11/15/34 .............................................           7,500,000          7,682,025
          General Purpose, 5.25%, 11/15/38 .................................................          25,000,000         25,420,000
          General Purpose, Refunding, Series A, 5.00%, 1/01/27 .............................           5,000,000          5,069,850
          General Purpose, Series A, 5.00%, 1/01/32 ........................................           3,085,000          3,089,689
          General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ..........................          15,000,000         18,330,750
          General Purpose, Series X, ETM, 6.625%, 1/01/12 ..................................           1,800,000          1,989,090
          General Purpose, Series Y, ETM, 6.00%, 1/01/12 ...................................             805,000            863,894
                                                                                                                   ----------------
                                                                                                                        651,923,314
                                                                                                                   ----------------
    NORTH CAROLINA 2.8%
    Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ......................           6,000,000          5,923,980
    Charlotte COP, Transit Projects, Phase II, Series E, 5.00%, 6/01/30 ....................          15,940,000         16,163,798
    North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, 5.75%, 1/01/26 ..............................................          65,350,000         65,995,004
          Refunding, Series B, 6.00%, 1/01/22 ..............................................           1,250,000          1,398,875
          Refunding, Series B, 6.25%, 1/01/23 ..............................................          39,030,000         44,492,248
          Refunding, Series B, 5.75%, 1/01/24 ..............................................          35,140,000         35,591,549
          Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ................................           1,280,000          1,286,874
          Refunding, Series D, 5.125%, 1/01/23 .............................................          12,000,000         12,094,440
          Refunding, Series D, 5.125%, 1/01/26 .............................................           3,000,000          2,985,030
          Series A, 5.50%, 1/01/26 .........................................................           4,500,000          4,715,145
          Series D, 6.70%, 1/01/19 .........................................................           2,000,000          2,038,160
          Series D, 6.75%, 1/01/26 .........................................................           5,000,000          5,080,700
    North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
       FSA Insured, 4.75%, 9/01/24 .........................................................           6,970,000          6,997,810


                     Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    North Carolina State Capital Improvement Limited Obligation Revenue, 5.00%,
          5/01/22 ..........................................................................   $       5,000,000   $      5,527,200
          5/01/24 ..........................................................................           5,500,000          5,986,035
          5/01/25 ..........................................................................           5,750,000          6,209,712
          5/01/27 ..........................................................................           4,500,000          4,788,765
          5/01/28 ..........................................................................           4,250,000          4,491,358
    North Carolina Turnpike Authority Triangle Expressway System Revenue,
          Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33 .............          25,000,000          4,950,250
          Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34 .............          15,000,000          2,752,200
          Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35 .............          15,215,000          2,585,181
          Series A, Assured Guaranty, 5.50%, 1/01/29 .......................................           6,750,000          6,789,015
          Series A, Assured Guaranty, 5.75%, 1/01/39 .......................................          10,380,000         10,416,745
    Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 ............          11,000,000         12,001,000
                                                                                                                   ----------------
                                                                                                                        271,261,074
                                                                                                                   ----------------
    NORTH DAKOTA 0.3%
    Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
          Assured Guaranty, 5.00%, 12/01/26 ................................................           8,385,000          7,491,159
          Refunding, 5.50%, 12/01/20 .......................................................           8,870,000          8,007,659
          Refunding, 5.50%, 12/01/24 .......................................................          13,945,000         11,973,177
                                                                                                                   ----------------
                                                                                                                         27,471,995
                                                                                                                   ----------------
    OHIO 2.9%
    Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
       Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 ............................           9,250,000          8,830,790
    Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
          12/01/26 .........................................................................           6,085,000          6,160,028
          12/01/27 .........................................................................           3,185,000          3,216,818
    American Municipal Power Inc. Revenue, Refunding, 5.00%, 2/15/38 .......................          22,500,000         21,899,475
    Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
          Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to
             12/01/12, 6.25% thereafter, 6/01/37 ...........................................          15,000,000          7,198,350
          Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34 ..............          11,250,000          7,213,612
          Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42 ..............           5,000,000          2,974,250
    Cleveland Airport System Revenue, Series A, FSA Insured,
          5.00%, 1/01/31 ...................................................................          17,930,000         17,931,614
          Pre-Refunded, 5.00%, 1/01/31 .....................................................           2,070,000          2,128,436
    Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 .......           5,000,000          5,053,000
    Columbus City School District GO, School Facilities Construction and Improvement,
       FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 .........................................          16,000,000         18,193,760
    Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 .......          17,100,000         16,680,537
    Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
       Refunding,
          Series A, 5.625%, 2/01/18 ........................................................           6,000,000          5,867,520
          Series E, 6.05%, 10/01/09 ........................................................           4,000,000          4,012,920
          Series F, 6.05%, 10/01/09 ........................................................           2,750,000          2,758,882
    Hamilton County Sales Tax Revenue,
          Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32 ..............................           1,995,000          1,963,220
          Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 ...........................           8,005,000          8,500,990


                     24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Kettering City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
       5.00%, 12/01/30 .....................................................................   $       1,860,000   $      2,140,693
    Little Miami Local School District GO, School Improvement, FSA Insured, Pre-Refunded,
       5.00%, 12/01/34 .....................................................................           4,000,000          4,697,360
    Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
          12/01/31 .........................................................................           8,000,000          7,077,680
          12/01/36 .........................................................................          13,725,000         11,582,802
    Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
       Pre-Refunded,
          5.50%, 12/01/10 ..................................................................           1,300,000          1,318,538
          5.60%, 12/01/11 ..................................................................           1,000,000          1,014,580
          5.65%, 12/01/12 ..................................................................             925,000            938,635
    Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
       Pre-Refunded,
          5.375%, 12/01/20 .................................................................           4,275,000          4,589,383
          5.45%, 12/01/25 ..................................................................           3,000,000          3,223,560
    Ohio State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy
       Solutions Corp., Refunding, Series C, 5.625%, 6/01/18 ...............................           8,500,000          8,632,090
    Ohio State GO, Series A, 5.375%, 9/01/28 ...............................................          10,000,000         10,785,900
    Ohio State Water Development Authority Pollution Control Facilities Revenue,
       FirstEnergy, Solutions Corp., Mandatory Put 06/01/16, Refunding, Series A,
       5.875%, 6/01/33 .....................................................................          13,000,000         13,497,510
    Pickerington Local School District GO, School Facilities Construction and Improvement,
       FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 .........................................          15,000,000         16,450,050
    Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
       2/15/38 .............................................................................          17,000,000         15,733,160
    Springboro Community City School District GO, School Improvement, MBIA Insured,
       Pre-Refunded, 5.00%, 12/01/27 .......................................................          10,350,000         11,888,424
    University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
       1/01/29 .............................................................................          11,305,000         11,660,768
    University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
       6/01/28 .............................................................................           4,000,000          4,000,480
    University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, Pre-Refunded,
       5.25%, 6/01/24 ......................................................................           5,000,000          5,466,300
                                                                                                                   ----------------
                                                                                                                        275,282,115
                                                                                                                   ----------------
    OKLAHOMA 0.0%(c)
    Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
       6.00%, 8/15/14 ......................................................................           3,170,000          3,010,264
                                                                                                                   ----------------
    OREGON 1.3%
    Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded,
       5.25%, 6/15/20 ......................................................................           4,000,000          4,165,160
    Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
       10/15/13 ............................................................................           1,250,000          1,469,450
    Oregon Health and Science University Revenue,
          Series A, 5.75%, 7/01/39 .........................................................           5,000,000          5,117,200
          Series A, NATL Insured, 5.00%, 7/01/26 ...........................................          10,500,000          9,805,845
    Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
       Pre-Refunded, 6.00%, 5/01/26 ........................................................          10,000,000         10,490,000
    Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
       Series A, 4.50%, 11/15/32 ...........................................................          30,000,000         28,825,800


                     Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Oregon State EDR, Georgia-Pacific Corp. Project,
          Refunding, Series 183, 5.70%, 12/01/25 ...........................................   $       3,500,000   $      2,610,440
(d)       Series CLVII, 6.35%, 8/01/25 .....................................................           5,500,000          4,415,125
    Oregon State GO, State Board of Higher Education, Series A,
          5.00%, 8/01/26 ...................................................................           6,630,000          6,947,577
          5.00%, 8/01/27 ...................................................................           6,955,000          7,254,343
          Pre-Refunded, 5.00%, 8/01/26 .....................................................          12,000,000         13,032,360
    Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38 ........          25,000,000         25,779,500
                                                                                                                   ----------------
                                                                                                                        119,912,800
                                                                                                                   ----------------
    PENNSYLVANIA 4.2%
    Allegheny County Hospital Development Authority Revenue, Health System, Series A, MBIA
       Insured, Pre-Refunded, 6.50%, 11/15/30 ..............................................          10,000,000         10,956,400
    Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 5.50%,
       12/01/29 ............................................................................          10,000,000          9,382,900
    Allegheny County Port Authority Special Revenue, Transportation, Refunding,
       FGIC Insured, 5.00%, 3/01/29 ........................................................          10,000,000          9,755,800
    Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 .............           5,000,000          5,165,300
    Centennial School District Bucks County GO, Series B, FSA Insured, 5.25%, 12/15/37 .....          13,655,000         13,694,190
    Coatesville School District GO, FSA Insured, 5.00%, 8/01/24 ............................           6,420,000          6,787,802
    Delaware County Authority University Revenue, Villanova University, Series A, MBIA
       Insured, 5.00%, 12/01/18 ............................................................           7,090,000          7,115,169
    Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
          1/01/22 ..........................................................................           8,500,000          8,572,080
          1/01/26 ..........................................................................          10,000,000         10,071,400
    Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
       Insured, 5.60%, 7/01/17 .............................................................           5,000,000          5,445,500
    Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
       11/01/37 ............................................................................           5,000,000          3,850,400
    Erie Water Authority Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.20%,
       12/01/30 ............................................................................          18,700,000         20,570,935
    Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities
       Inc. Obligated Group, 5.25%, 11/15/28 ...............................................           2,500,000          2,191,325
    Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
       Project, Series A, 5.375%, 8/15/28 ..................................................           5,000,000          4,470,900
    Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
       5.25%, 10/01/30 .....................................................................          12,150,000         12,508,182
    Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
       Allegheny Energy Supply Co., 7.00%, 7/15/39 .........................................          20,000,000         20,284,600
    Pennsylvania Economic Development Financing Authority Water Facility Revenue, American
       Water Co. Project, 6.20%, 4/01/39 ...................................................          12,500,000         12,716,625
    Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University,
       Refunding, MBIA Insured, 5.00%, 4/01/33 .............................................          14,225,000         13,820,441
    Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
       7/15/31 .............................................................................           5,850,000          6,399,842
    Pennsylvania State Turnpike Commission Turnpike Revenue,
          FSA Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33 .....................           5,000,000          3,331,950
          Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28 ............           5,000,000          5,442,050


                     26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Pennsylvania State Turnpike Commission Turnpike Revenue, (continued)
          Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38 ............   $      15,000,000   $     16,178,850
          Series B, 5.75%, 6/01/39 .........................................................          20,000,000         20,373,800
    Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
       Pre-Refunded, 5.25%, 10/01/30 .......................................................          15,630,000         17,234,888
    Philadelphia Gas Works Revenue,
          Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ....................................           5,000,000          5,017,600
          Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 ...........................           5,000,000          4,926,850
(b) Philadelphia GO, Refunding, Series A, Assured Guarantee, 5.00%, 8/01/24 ................          11,000,000         10,874,270
    Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
       Temple University Hospital, Refunding, Series A, 6.625%, 11/15/23 ...................           2,450,000          2,408,693
    Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
       North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
          5.30%, 1/01/18 ...................................................................           2,490,000          2,499,711
          5.35%, 1/01/23 ...................................................................           5,690,000          5,704,168
          5.375%, 1/01/28 ..................................................................           3,700,000          3,700,851
    Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29 .......................           4,500,000          4,615,245
    Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%, 9/01/29 ....          15,000,000         15,037,200
    Philadelphia RDAR, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
          4/15/29 ..........................................................................          10,965,000          9,616,305
          4/15/30 ..........................................................................          12,000,000         10,369,200
    Philadelphia School District GO,
          Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ..............................          14,050,000         15,101,221
          Series E, 6.00%, 9/01/38 .........................................................          25,000,000         25,613,250
    Philadelphia Water and Wastewater Revenue, Series A,
          5.25%, 1/01/25 ...................................................................           1,000,000          1,014,780
          5.00%, 1/01/26 ...................................................................           5,000,000          4,944,650
          5.00%, 1/01/27 ...................................................................           1,750,000          1,721,948
          5.25%, 1/01/32 ...................................................................           5,000,000          4,947,800
          FGIC Insured, 5.00%, 11/01/31 ....................................................           8,995,000          8,701,223
    Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
       5.125%, 2/01/35 .....................................................................          15,000,000         13,368,150
    Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
       Sales Tax, AMBAC Insured, 5.25%, 2/01/31 ............................................           5,000,000          4,723,200
                                                                                                                   ----------------
                                                                                                                        401,227,644
                                                                                                                   ----------------
    RHODE ISLAND 1.1%
    Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
       8/01/30 .............................................................................           7,990,000          8,014,529
    Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty,
       5.50%, 5/15/27 ......................................................................          17,300,000         17,745,821
    Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan
       Obligation, Series A, 7.00%, 5/15/39 ................................................           8,200,000          8,373,266
    Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
          Refunding, Series 15-A, 6.85%, 10/01/24 ..........................................             620,000            621,897
          Refunding, Series 25-A, 4.95%, 10/01/16 ..........................................             120,000            120,149
          Series 10-A, 6.50%, 10/01/22 .....................................................             475,000            475,584
          Series 10-A, 6.50%, 4/01/27 ......................................................             265,000            265,278


                     Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    RHODE ISLAND (CONTINUED)
    Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA Insured,
       5.00%,
          7/01/27 ..........................................................................   $      12,280,000   $     12,366,820
          7/01/30 ..........................................................................          14,965,000         14,679,019
    Rhode Island State Health and Educational Building Corp. Revenue,
          Health Facilities, St. Antoine, Series B, Pre-Refunded, 6.125%, 11/15/29 .........           7,745,000          7,937,463
          Higher Education Facility, University of Rhode Island, Refunding, Series A, AMBAC
             Insured, 5.00%, 9/15/30 .......................................................          10,000,000         10,078,000
          Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21 ....................             925,000            942,890
          Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21 ......           6,075,000          6,860,498
          Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured,
             5.00%, 5/15/26 ................................................................           5,000,000          4,823,500
          Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured,
             5.00%, 5/15/32 ................................................................          14,440,000         12,655,649
                                                                                                                   ----------------
                                                                                                                        105,960,363
                                                                                                                   ----------------
    SOUTH CAROLINA 2.0%
    Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
       District, 5.25%, 12/01/30 ...........................................................           8,000,000          8,054,960
    Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
       10/01/28 ............................................................................           8,000,000          7,722,160
    Greenville County School District Installment Purchase Revenue, Building Equity Sooner
       Tomorrow, Refunding, 5.00%, 12/01/28 ................................................           7,500,000          7,471,875
    Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
       District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32 ...........................           7,030,000          6,126,715
    Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
       County Project, 5.00%, 12/01/26 .....................................................          12,300,000         12,144,774
    Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
       Mortgage, Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 .........................          13,860,000         13,231,588
    Newberry Investing in Children's Education Installment Revenue, Newberry County School
       District Project, 5.00%, 12/01/30 ...................................................           4,000,000          3,367,640
    Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24 ...........          10,000,000          9,468,400
    Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort School
       District, FSA Insured, 5.00%, 12/01/31 ..............................................           5,340,000          5,421,382
    Scago Educational Facilities Corp. for Chesterfield School District Revenue, School
       Project, Assured Guaranty, 5.00%, 12/01/29 ..........................................           7,500,000          7,042,725
    Scago Educational Facilities Corp. for Colleton School District Revenue, School Project,
       Assured Guaranty, 5.00%,
          12/01/25 .........................................................................           3,340,000          3,284,890
          12/01/26 .........................................................................           4,000,000          3,900,160
    Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
       Project, FSA Insured, 5.00%,
          12/01/25 .........................................................................          18,900,000         19,060,083
          12/01/31 .........................................................................          10,000,000         10,035,800
    South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding,
       Series A, FSA Insured, 5.00%, 8/01/35 ...............................................          20,000,000         19,629,000
    South Carolina Jobs EDA Hospital Revenue, Refunding and Improvement, Anmed Health
       Series B, Assured Guarantee, 5.375%, 2/01/29 ........................................           4,000,000          4,072,880
    South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%,
       1/01/33 .............................................................................          31,835,000         32,249,173


                     28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    SOUTH CAROLINA (CONTINUED)
    South Carolina State Public Service Authority Revenue, Refunding,
          Series A, 5.50%, 1/01/38 .........................................................   $       7,500,000   $      7,875,900
          Series B, 5.25%, 1/01/34 .........................................................           6,000,000          6,211,320
    Sumter Two School Facilities Inc. Installment Purchase Revenue, Sumter County School
       District 2, Refunding, Assured Guaranty, 4.50%, 12/01/32 ............................           6,000,000          5,550,360
                                                                                                                   ----------------
                                                                                                                        191,921,785
                                                                                                                   ----------------
    SOUTH DAKOTA 0.4%
    South Dakota Health and Educational Facilities Authority Revenue,
          Avera Health Issue, AMBAC Insured, 5.25%, 7/01/22 ................................          15,425,000         15,409,883
          Avera Health Issue, Series B, 5.50%, 7/01/35 .....................................           3,000,000          2,771,910
          Avera Health Issue, Series B, 5.25%, 7/01/38 .....................................           5,000,000          4,394,150
          Sanford Health, 5.00%, 11/01/27 ..................................................           2,355,000          2,185,558
          Sanford Health, 5.00%, 11/01/40 ..................................................          12,945,000         11,547,717
                                                                                                                   ----------------
                                                                                                                         36,309,218
                                                                                                                   ----------------
    TENNESSEE 0.4%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/19 .................           6,000,000          5,315,460
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
       Mountain States Health, Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ........           7,000,000          7,295,960
    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
       Series A, FSA Insured, Pre-Refunded, 5.00%, 1/01/22 .................................           2,740,000          3,080,527
    Knox County Health Educational and Housing Facilities Board Revenue, University Health
       System Inc., Refunding, 5.25%, 4/01/27 ..............................................          17,500,000         15,764,175
    Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
       4/01/30 .............................................................................           7,850,000          8,075,217
    Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%, 7/01/15 .....             240,000            239,467
                                                                                                                   ----------------
                                                                                                                         39,770,806
                                                                                                                   ----------------
    TEXAS 7.7%
    Austin Community College District Public Facility Corp. Revenue, Educational Facility
       Project, Round Rock Campus, 5.25%, 8/01/33 ..........................................           8,675,000          8,736,766
    Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 .......          10,000,000         10,016,300
    Bexar County GO, Certificates of Obligation, Combined Flood Control Tax, FSA Insured,
       5.00%, 6/15/37 ......................................................................          20,000,000         20,160,600
    Bexar County HFC, MFHR,
          American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 .............           6,000,000          4,368,060
          Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 ..........           1,000,000            861,950
          Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ...........           2,845,000          2,266,042
    Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/38 ..........          10,000,000          9,297,700
    Bridge City ISD, GO, Pre-Refunded, 5.375%, 2/15/32 .....................................           1,930,000          2,070,253
    Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ................................           1,000,000          1,043,130
    Crowley ISD, GO, School Building, 5.00%, 8/01/36 .......................................          13,900,000         14,090,847
    Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%,
       8/15/34 .............................................................................          18,975,000         19,121,866
    Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured,
       5.375%, 2/15/29 .....................................................................          28,325,000         25,817,104
    Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ..............................................           2,000,000          2,100,760
    Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
       FGIC Insured, 5.625%, 11/01/26 ......................................................          85,000,000         84,113,450


                     Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Denton ISD, GO, School Building, 5.00%, 8/15/38 ........................................   $      15,710,000   $     15,844,163
    Duncanville ISD, GO, Series B, Pre-Refunded, 5.25%, 2/15/32 ............................           9,850,000         10,928,969
    Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 .....................................           2,000,000          2,053,820
    Forney ISD, GO, School Building, Series A, 6.00%, 8/15/37 ..............................           2,000,000          2,166,500
    Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
       Projects, Refunding, 5.50%, 9/01/17 .................................................           3,250,000          3,243,565
    Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
       4/01/32 .............................................................................           3,000,000          2,509,290
    Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
       Healthcare System, Refunding, Series B, 7.25%, 12/01/35 .............................          13,500,000         14,510,340
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
       5.125%, 2/15/32 .....................................................................          10,215,000          9,787,094
    Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33 ..........          10,000,000          9,929,800
    Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded, zero cpn.,
          8/15/19 ..........................................................................           5,285,000          3,234,156
          8/15/21 ..........................................................................           8,420,000          4,547,053
          8/15/22 ..........................................................................           8,470,000          4,300,981
    Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded,
       5.25%, 8/15/21 ......................................................................           2,500,000          2,731,825
    Houston Airport System Revenue,
(b)       Refunding, second lien, Series A, 5.50%, 7/01/34 .................................           5,000,000          4,919,750
(b)       Refunding, second lien, Series A, 5.50%, 7/01/39 .................................           7,000,000          6,829,060
          sub. lien, Series B, FSA Insured, Pre-Refunded, 5.50%, 7/01/30 ...................           2,000,000          2,091,360
    Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project, FGIC
       Insured, Pre-Refunded, 5.125%, 3/01/28 ..............................................          15,000,000         16,583,400
    Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ................           5,000,000          5,108,650
    Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured,
       Pre-Refunded, 5.25%, 12/01/30 .......................................................          14,000,000         14,867,440
    Keller ISD, GO,
          Pre-Refunded, 5.375%, 8/15/25 ....................................................           1,330,000          1,397,936
          School Building, 5.50%, 2/15/35 ..................................................          10,000,000         10,170,400
    Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ........................................           1,000,000          1,057,490
    Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ...........................................           4,000,000          4,000,000
    Little Cypress Mauriceville Consolidated ISD, GO,
          Pre-Refunded, 5.90%, 8/01/29 .....................................................             785,000            785,000
          Refunding, 5.90%, 8/01/29 ........................................................           1,345,000          1,349,721
    Lower Colorado River Authority Revenue,
          Improvement, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/15/26 ................             130,000            139,881
          Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ................           1,870,000          1,871,440
    Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
       Corp. Project, Refunding,
          5.50%, 5/15/36 ...................................................................          15,310,000         15,118,319
          Series B, FSA Insured, 5.00%, 5/15/31 ............................................          10,000,000         10,012,100
    Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
       Improvement, 5.125%, 11/01/27 .......................................................           1,000,000            850,440
    Manor ISD, GO, School Building, 5.00%, 8/01/37 .........................................           8,175,000          8,246,940
    Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35 ................          10,000,000          9,069,200
    North Central Texas Health Facility Development Corp. Revenue, Children's Medical Center
       Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ....................................          19,335,000         19,749,542
    North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%,
       12/15/34 ............................................................................          20,000,000         19,998,600


                     30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    North Harris County Regional Water Authority Revenue, senior lien,
          5.25%, 12/15/33 ..................................................................   $      27,000,000   $     25,923,240
          5.50%, 12/15/38 ..................................................................          25,000,000         24,358,750
    North Texas Tollway Authority Revenue,
          Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to
             1/01/15, 6.50% thereafter, 1/01/43 ............................................          25,000,000         17,282,750
          System, first tier, Refunding, Series A, 5.75%, 1/01/40 ..........................          35,000,000         34,356,700
          System, first tier, Refunding, Series K-2, 6.00%, 1/01/38 ........................          15,000,000         15,181,650
          System, second tier, Refunding, Series F, 5.75%, 1/01/38 .........................          30,000,000         28,473,000
    Northside ISD, GO,
          Pre-Refunded, 5.00%, 2/15/26 .....................................................           1,345,000          1,435,075
          Refunding, 5.00%, 2/15/26 ........................................................           1,155,000          1,173,827
    Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded, 5.25%, 4/01/32 ....           3,000,000          3,227,370
    Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ...........           4,000,000          3,762,240
    Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
       12/01/22 ............................................................................          15,000,000         15,399,750
    Port Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38 .........          14,000,000         12,751,340
    Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, Pre-Refunded,
       5.75%, 2/15/21 ......................................................................           2,500,000          2,569,900
    Rio Grande City Consolidated ISD, GO, School Building, 5.00%, 8/15/37 ..................          10,510,000         10,634,018
    San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue, 5.50%,
       8/01/25 .............................................................................          10,000,000          9,146,100
    San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
          5/15/25 ..........................................................................           5,000,000          5,140,500
          5/15/28 ..........................................................................           5,000,000          5,100,900
    Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
       9/01/25 .............................................................................           5,000,000          5,055,100
    Tarrant County Health Facilities Development Corp. Health System Revenue, Harris
       Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ..........................           4,000,000          4,764,040
    Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
       Series C, 5.75%,
          8/15/18 ..........................................................................           1,570,000          1,395,856
          8/15/28 ..........................................................................           3,900,000          2,950,623
    Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
       10/01/20 ............................................................................             500,000            617,010
    Texas State GO,
          Veterans Housing Assistance, Fund II, Series C, 6.15%, 12/01/28 ..................          10,000,000         10,046,600
          Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34 ................           7,000,000          7,049,210
    Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%,
       4/01/33 .............................................................................          10,000,000         10,100,700
    Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital
       Appreciation, AMBAC Insured, zero cpn., 8/15/31 .....................................          43,500,000          8,841,810
    Texas State University System Financing Revenue, Refunding, FSA Insured, 5.00%,
       3/15/26 .............................................................................           6,425,000          6,647,498
    Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
       Refunding and Improvement, Series A, 5.25%, 11/01/32 ................................           6,250,000          4,913,000
    University of Texas University Revenues, Financing System, Series A, Pre-Refunded,
       5.70%, 8/15/20 ......................................................................           1,000,000          1,001,450
    Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
       System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ..............................          15,000,000         13,262,550


                     Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Wylie ISD, GO,
          Pre-Refunded, 7.00%, 8/15/24 .....................................................   $         660,000   $        744,434
          Refunding, 7.00%, 8/15/24 ........................................................             340,000            363,440
                                                                                                                   ----------------
                                                                                                                        737,739,484
                                                                                                                   ----------------
    UTAH 0.8%
    Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14 ...................          15,515,000         15,517,482
    Salt Lake County College Revenue, Westminster College Project, Pre-Refunded, 5.625%,
       10/01/28 ............................................................................           3,305,000          3,364,556
    South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 8/15/26 ............           4,770,000          5,212,608
    South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30 ...           5,730,000          5,858,467
    St. George Electric Revenue, FSA Insured, 5.00%,
          6/01/33 ..........................................................................           5,000,000          5,031,550
          6/01/38 ..........................................................................           5,000,000          4,984,500
    Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37 ...............           5,000,000          4,908,750
    Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding,
       5.25%, 12/01/27 .....................................................................           9,735,000          9,780,463
    Utah State Transit Authority Sales Tax Revenue, Series A, FSA Insured, 5.00%, 6/15/36 ..          25,000,000         24,961,750
                                                                                                                   ----------------
                                                                                                                         79,620,126
                                                                                                                   ----------------
    VERMONT 0.5%
    Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 .....................           5,780,000          5,141,021
    University of Vermont and State Agricultural College Revenue, Refunding, MBIA Insured,
       5.00%, 10/01/30 .....................................................................          12,210,000         12,442,234
    Vermont Educational and Health Buildings Financing Agency Revenue, Hospital, Fletcher
       Allen Health Care Project,
          Refunding, Series B, FSA Insured, 5.00%, 12/01/34 ................................          12,000,000         10,333,320
          Series A, 4.75%, 12/01/36 ........................................................           5,000,000          3,690,550
          Series A, AMBAC Insured, 6.125%, 12/01/27 ........................................          13,000,000         12,454,000
                                                                                                                   ----------------
                                                                                                                         44,061,125
                                                                                                                   ----------------
    VIRGINIA 0.3%
    Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
       5.00%, 6/15/30 ......................................................................          12,260,000         12,277,777
    Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured,
       5.00%, 8/15/31 ......................................................................           2,000,000          1,618,580
    Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
       7/01/18 .............................................................................           2,000,000          2,000,420
    Norfolk Parking System Revenue, Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 ......           5,000,000          5,149,750
    Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1, MBIA
       Insured, 5.35%, 7/01/31 .............................................................          10,000,000         10,028,200
                                                                                                                   ----------------
                                                                                                                         31,074,727
                                                                                                                   ----------------
    WASHINGTON 3.8%
    Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
       Refunding, MBIA Insured, 5.20%, 11/01/27 ............................................             200,000            190,342
    Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue,
       Series A, AMBAC Insured, 5.00%, 11/01/30 ............................................          20,000,000         20,357,800
    Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I,
       Mandatory Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 ........................             200,000            189,316


                     32 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Clark County PUD No. 1 Generating System Revenue, Refunding, FSA Insured, 5.50%,
       1/01/25 .............................................................................   $      15,015,000   $     15,198,183
    Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
          Series A, 5.00%, 7/01/24 .........................................................          15,255,000         15,979,460
          Series B, FSA Insured, 5.35%, 7/01/18 ............................................          11,500,000         12,335,820
    Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
       5.00%, 12/01/33 .....................................................................          18,500,000         18,575,850
    Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
          Second Series A, MBIA Insured, 5.20%, 1/01/23 ....................................             250,000            251,288
          Series D, FSA Insured, 5.20%, 1/01/23 ............................................           6,000,000          6,202,320
    King County GO, Limited Tax, Sewer, 5.125%, 1/01/33 ....................................          10,000,000         10,243,200
    King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ..........             115,000            115,339
    King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37 ...............           5,000,000          4,870,200
    Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
       12/01/14 ............................................................................           2,000,000          2,145,040
    Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 .........           5,000,000          5,186,050
    Port Seattle Revenue, Refunding, Series A,
          FGIC Insured, 5.00%, 4/01/31 .....................................................          21,680,000         21,691,707
          MBIA Insured, 5.00%, 7/01/33 .....................................................          10,000,000          9,930,600
    Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 .............................          10,000,000         10,184,400
    Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ............................             300,000            303,009
    Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 .....................             150,000            150,404
    Snohomish County USD No. 6 GO, 6.50%, 12/01/11 .........................................           7,000,000          7,508,130
    Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/26 ......................          17,000,000         18,126,760
    Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
          5.125%, 6/01/22 ..................................................................           2,925,000          2,957,292
          5.25%, 6/01/33 ...................................................................           9,770,000          9,175,886
    Washington State GO,
          AMBAC Insured, 5.00%, 1/01/31 ....................................................           7,925,000          8,076,764
          Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ...................          10,000,000         10,306,800
          Series A, FGIC Insured, 5.00%, 7/01/27 ...........................................          10,000,000         10,306,800
          Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...........................          10,120,000         10,315,822
    Washington State Health Care Facilities Authority Revenue,
(b)       Central Washington Health Services, 6.75%, 7/01/29 ...............................           5,000,000          4,929,650
          MultiCare Health System, Refunding, MBIA Insured, 5.00%, 8/15/22 .................             250,000            239,375
          MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39 ..............           1,500,000          1,508,940
          MultiCare Health System, Series B, FSA Insured, 5.00%, 8/15/34 ...................          17,550,000         16,477,870
          MultiCare Health System, Series B, FSA Insured, 5.00%, 8/15/41 ...................           9,170,000          8,329,661
          Providence Health and Services, Refunding, Series A, FGIC Insured, 5.00%,
             10/01/36 ......................................................................           9,750,000          8,868,990
          Providence Health and Services, Refunding, Series C, FSA Insured, 5.25%,
             10/01/33 ......................................................................          10,000,000         10,117,200
          Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
             10/01/36 ......................................................................             250,000            293,573
          Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 .................           6,000,000          6,157,320
          Series C, Radian Insured, 5.50%, 8/15/36 .........................................          16,000,000         12,780,160
          Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 ....................          30,000,000         25,656,000
    Washington State Public Power Supply System Revenue,
          Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .......................           7,700,000          8,751,589
          Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn.,
             7/01/14 .......................................................................          12,450,000         10,695,795
          Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14 ...           2,550,000          2,288,268


                     Quarterly Statement of Investments | 33

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Washington State Public Power Supply System Revenue, (continued)
          Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12 ...................   $       6,400,000   $      6,007,552
          Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13 ...................          11,000,000          9,929,040
                                                                                                                   ----------------
                                                                                                                        363,905,565
                                                                                                                   ----------------
    WEST VIRGINIA 0.6%
    Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative,
       Series A, 5.75%, 7/15/39 ............................................................           5,500,000          5,562,040
    County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
       Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37 ................................           9,000,000          7,688,700
    Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37 .....................          14,000,000         12,038,460
    West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ........................          10,000,000         10,878,600
    West Virginia State Water Development Water Revenue, Loan Program 2, Refunding,
       Series B, AMBAC Insured, 5.00%, 11/01/29 ............................................           7,500,000          7,526,850
    West Virginia University Revenues, Improvement, West Virginia University Projects,
       Series C, FGIC Insured, 5.00%, 10/01/34 .............................................          10,000,000          9,598,500
                                                                                                                   ----------------
                                                                                                                         53,293,150
                                                                                                                   ----------------
    WISCONSIN 0.5%
    Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .............................           2,200,000          2,092,002
    Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33 ....          25,290,000         27,117,961
    Wisconsin State Health and Educational Facilities Authority Revenue,
          Ministry Health, FSA Insured, 5.00%, 8/01/31 .....................................           1,500,000          1,406,340
          Ministry Health, FSA Insured, 5.00%, 8/01/34 .....................................           8,000,000          7,250,960
          Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ...................................          10,000,000          7,862,500
          Thedacare Inc., Series A, 5.50%, 12/15/38 ........................................           5,000,000          4,781,050
                                                                                                                   ----------------
                                                                                                                         50,510,813
                                                                                                                   ----------------
    U.S. TERRITORIES 1.8%
    PUERTO RICO 1.7%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.375%, 5/15/33 ..........................................................          19,600,000         17,141,376
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Series Y, Pre-Refunded,
          5.00%, 7/01/36 ...................................................................          62,000,000         73,021,120
          5.50%, 7/01/36 ...................................................................           7,000,000          8,467,270
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series K, 5.00%, 7/01/30 .................................................          19,190,000         16,754,789
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%,
       7/01/19 .............................................................................             850,000            827,467
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.25%, 7/01/27 ..............................................           3,265,000          2,870,229
          Refunding, Series N, 5.00%, 7/01/37 ..............................................          20,000,000         16,049,400
          Series D, Pre-Refunded, 5.25%, 7/01/27 ...........................................           8,735,000          9,647,021
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Convertible Capital
       Appreciation, First Subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
       8/01/32 .............................................................................          25,000,000         15,851,750
                                                                                                                   ----------------
                                                                                                                        160,630,422
                                                                                                                   ----------------


                     34 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT         VALUE
                                                                                               -----------------   ----------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
       Series A,
          5.50%, 10/01/18 ..................................................................   $       1,400,000   $      1,407,028
          5.50%, 10/01/22 ..................................................................           5,000,000          4,885,300
          5.625%, 10/01/25 .................................................................           1,900,000          1,836,293
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18 .............................................................................             500,000            482,435
                                                                                                                   ----------------
                                                                                                                          8,611,056
                                                                                                                   ----------------
    TOTAL U.S. TERRITORIES .................................................................                            169,241,478
                                                                                                                   ----------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $9,448,825,225) ...............................................................                          9,362,192,506
                                                                                                                   ----------------
    SHORT TERM INVESTMENTS 1.1%
    MUNICIPAL BONDS 1.1%
    KENTUCKY 0.1%
(e) Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding,
       Series B, Daily VRDN and Put, 0.33%, 7/01/38 ........................................          11,475,000         11,475,000
                                                                                                                   ----------------
    MASSACHUSETTS 0.2%
(e) Massachusetts State Health and Educational Facilities Authority Revenue,
          Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.30%, 12/01/37 .............           5,000,000          5,000,000
          Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.33%, 8/15/40 ......          10,000,000         10,000,000
                                                                                                                   ----------------
                                                                                                                         15,000,000
                                                                                                                   ----------------
    MICHIGAN 0.0%(c)
    Michigan Municipal Bond Authority Revenue, Notes, Series A-2, 3.00%, 8/20/09 ...........           3,000,000          3,003,510
                                                                                                                   ----------------
    MISSOURI 0.3%
(e) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
       Foundation, Refunding, Series A, Daily VRDN and Put, 0.33%, 12/01/37 ................          17,000,000         17,000,000
(e) North Kansas City Hospital Revenue, North Kansas City Hospital, Refunding, Daily VRDN
       and Put, 0.39%, 11/01/33 ............................................................           9,410,000          9,410,000
                                                                                                                   ----------------
                                                                                                                         26,410,000
                                                                                                                   ----------------
    NEW HAMPSHIRE 0.1%
(e) New Hampshire Health and Education Facilities Authority Revenue, University of North New
       Hampshire, Daily VRDN and Put, 0.30%, 7/01/33 .......................................          10,000,000         10,000,000
                                                                                                                   ----------------
    NEW JERSEY 0.1%
(e) Mercer County Improvement Authority Revenue, Atlantic Foundation Project, Refunding,
       Daily VRDN and Put, 0.32%, 9/01/28 ..................................................           6,000,000          6,000,000
                                                                                                                   ----------------
    OHIO 0.3%
(e) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily VRDN and
       Put, 0.33%, 10/01/31 ................................................................          14,100,000         14,100,000
(e) Kent State University Revenues, General Receipts, Refunding, Daily VRDN and Put, 0.30%,
       5/01/31 .............................................................................          19,600,000         19,600,000
                                                                                                                   ----------------
                                                                                                                         33,700,000
                                                                                                                   ----------------
    TOTAL SHORT TERM INVESTMENTS (COST $105,585,566) .......................................                            105,588,510
                                                                                                                   ----------------


                     Quarterly Statement of Investments | 35

Franklin Federal Tax-Free Income Fund

                                                                                                                         VALUE
                                                                                                                   ----------------
    TOTAL INVESTMENTS (COST $9,554,410,791) 99.0% ..........................................                       $  9,467,781,016
    OTHER ASSETS, LESS LIABILITIES 1.0% ....................................................                             93,103,689
                                                                                                                   ----------------
    NET ASSETS 100.0% ......................................................................                       $  9,560,884,705
                                                                                                                   ================

See Abbreviations on page 39.

(a) Defaulted security or security for which income has been deemed uncollectible.

(b)  Security purchased on a when-issued basis.

(c)  Rounds to less than 0.1% of net assets.

(d) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     36 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Franklin Federal Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Federal Tax-Free Income Fund (Fund).

2.   SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3.   INCOME TAXES

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $9,553,133,438
                                                            ==============
Unrealized appreciation .................................   $  303,560,743
Unrealized depreciation .................................     (388,913,165)
                                                            --------------
Net unrealized appreciation (depreciation) ..............   $  (85,352,422)
                                                            ==============


                    Quarterly Statement of Investments | 37

Franklin Federal Tax-Free Income Fund

4.   FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At July 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5.   SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through September 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                     38 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

ABBREVIATIONS

SELECTED PORTFOLIO

ACA   - American Capital Access Holdings Inc.
AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
BIG   - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name)
CDA   - Community Development Authority/Agency
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
EDA   - Economic Development Authority
EDC   - Economic Development Corp.
EDR   - Economic Development Revenue
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority/Agency
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
HFC   - Housing Finance Corp.
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDB   - Industrial Development Bond/Board
IDC   - Industrial Development Corp.
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp. (effective February 18, 2009,
        MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)
MFHR  - Multi-Family Housing Revenue
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
NATL  - National Public Financial Guarantee Corp.
PBA   - Public Building Authority
PCC   - Pollution Control Corp.
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
PUD   - Public Utility District
RDA   - Redevelopment Agency/Authority
RDAR  - Redevelopment Agency Revenue
SFM   - Single Family Mortgage
SFMR  - Single Family Mortgage Revenue
USD   - Unified/Union School District
XLCA  - XL Capital Assurance

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statement of Investments | 39





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN FEDERAL TAX-FREE INCOME FUND



By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  September 25, 2009